RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 71.2%
	AEROSPACE & DEFENSE - 2.0%
4,054	General Electric Company	$1,150,404

	AUTOMOTIVE - 1.8%
2,784	Tesla, Inc.(a)	1,034,952

	BANKING - 6.5%
10,534	HSBC Holdings plc - ADR	868,950
7,824	JPMorgan Chase & Company	2,301,508
7,247	Wells Fargo & Company	576,934
		3,747,392
	BIOTECH & PHARMA - 6.0%
5,325	AbbVie, Inc.	1,158,134
1,258	Eli Lilly & Company	1,157,071
7,594	Novartis A.G. - ADR	1,159,984
		3,475,189
	E-COMMERCE DISCRETIONARY - 2.4%
6,618	Amazon.com, Inc.(a)	1,378,331

	ELECTRICAL EQUIPMENT - 1.3%
3,021	Vertiv Holdings Company, Class A	757,002

	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
681	Goldman Sachs Group, Inc. (The)	576,119

	INSURANCE - 5.5%
6,637	Berkshire Hathaway, Inc., Class B(a)	3,180,450

	INTERNET MEDIA & SERVICES - 6.8%
8,034	Alphabet, Inc., Class A	2,310,257
4,029	Alphabet, Inc., Class C	1,155,759
807	Meta Platforms, Inc., Class A	461,709
		3,927,725

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 71.2% (Continued)
	LEISURE FACILITIES & SERVICES - 4.0%
7,439	McDonald’s Corporation	$2,311,967

	MACHINERY - 4.0%
1,636	Caterpillar, Inc.	1,159,041
2,054	Deere & Company	1,157,018
		2,316,059
	OIL & GAS PRODUCERS - 5.5%
11,979	Exxon Mobil Corporation	2,032,357
15,947	Williams Companies, Inc. (The)	1,160,623
		3,192,980
	RETAIL - CONSUMER STAPLES - 2.0%
9,314	Walmart, Inc.	1,157,544

	SEMICONDUCTORS - 12.1%
5,687	Advanced Micro Devices, Inc.(a)	1,156,906
4,479	Broadcom, Inc.	1,386,295
2,794	Micron Technology, Inc.	943,925
10,633	NVIDIA Corporation	1,854,395
4,825	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,630,608
		6,972,129
	SOFTWARE - 6.2%
4,048	Microsoft Corporation	1,498,447
8,667	Palantir Technologies, Inc., Class A(a)	1,267,809
5,049	Palo Alto Networks, Inc.(a)	809,456
		3,575,712
	TECHNOLOGY HARDWARE - 4.1%
2,498	Apple, Inc.	633,967
5,664	Arista Networks, Inc.(a)	695,426
7,687	Corning, Inc.	1,045,202
		2,374,595

	TOTAL COMMON STOCKS (Cost $34,186,186)	41,128,550

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 12.0%
	EQUITY - 12.0%
23,527	Affinity World Leaders Equity ETF	$874,969
7,630	Global X Copper Miners ETF	582,551
53,245	iShares MSCI Global Energy Producers ETF	1,396,616
5,282	iShares U.S. Aerospace & Defense ETF	1,155,438
4,443	State Street SPDR S&P 500 ETF Trust	2,889,460
		6,899,034

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,729,761)	6,899,034

	SHORT-TERM INVESTMENTS — 6.1%
	MONEY MARKET FUNDS - 6.1%
3,531,213	First American Treasury Obligations Fund, Class X, 3.58% (Cost $3,531,213)(b)	3,531,213

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 8.5%
	CALL OPTIONS PURCHASED - 6.3%
171	S&P Emini Future, Maturing April 2026	WED	04/17/2026	$6,750	$57,712,500	$327,038
68	S&P Emini Future, Maturing April 2026	WED	04/17/2026	6,800	23,120,000	79,900
10	S&P Emini Future, Maturing May 2026	WED	05/15/2026	100	50,000	3,219,751
	TOTAL CALL OPTIONS PURCHASED (Cost - $3,773,763)					3,626,689

	PUT OPTIONS PURCHASED - 2.2%
102	S&P Emini Future, Maturing April 2026	WED	04/17/2026	$6,800	$34,680,000	$1,286,475
10	S&P Emini Future, Maturing May 2026	WED	05/15/2026	2,100	1,050,000	200
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,511,125)					1,286,675

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $5,284,888)					4,913,364

	TOTAL INVESTMENTS - 97.8% (Cost $49,732,048)					$56,472,161
	CALL OPTIONS WRITTEN - (4.2)% (Premiums received - $2,444,000)					(2,426,463)
	PUT OPTIONS WRITTEN - 0.0% (Premiums received - $38,925)					(18,388)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.4%					3,695,949
	NET ASSETS - 100.0%					$57,723,259

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (4.2)%
	CALL OPTIONS WRITTEN- (4.2)%
9	S&P Emini Future, Maturing April 2026	WED	04/17/2026	$6,150	$2,767,500	$201,713
10	S&P Emini Future, Maturing May 2026	WED	05/15/2026	2,100	1,050,000	2,224,750
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $2,444,000)					2,426,463

	PUT OPTIONS WRITTEN – (0.0)%(d)
13	S&P Emini Future, Maturing April 2026	WED	04/17/2026	$6,150	$3,997,500	$18,363
10	S&P Emini Future, Maturing May 2026	WED	05/15/2026	100	50,000	25
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $38,925)					18,388

	TOTAL LONG FUTURE OPTIONS WRITTEN (Proceeds - $2,482,925)					$2,444,851

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Depreciation
64	CBOE Volatility Index Future	04/16/2026	$1,601,434	$5,191
75	CBOE Volatility Index Future	05/20/2026	1,830,900	(10,830)
	TOTAL LONG FUTURES CONTRACTS			$(5,639)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation
18	CME E-Mini Standard & Poor’s 500 Index Future	06/22/2026	$5,913,675	$46,463
	TOTAL SHORT FUTURES CONTRACTS
	TOTAL OPEN FUTURES CONTRACTS			$40,824

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

WED	-Wedbush Securities

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(c)	Each contract is equivalent to one futures contract.

(d)	Percentage rounds to greater than (0.1%).

(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

RATIONAL PREMIUM INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 71.4%
	ASSET MANAGEMENT — 7.8%
1,000,000	Ares Capital Corporation	2.1500	07/15/26	$991,507
1,000,000	Blue Owl Capital Corporation	2.8750	06/11/28	929,555
				1,921,062
	AUTOMOTIVE — 4.6%
1,000,000	Ford Motor Company	9.6250	04/22/30	1,137,126

	BEVERAGES — 4.0%
1,000,000	Constellation Brands, Inc.	4.3500	05/09/27	998,661

	FOOD — 4.0%
1,000,000	Tyson Foods, Inc.	3.5500	06/02/27	990,596

	HEALTH CARE FACILITIES & SERVICES — 8.0%
1,000,000	HCA, Inc.	5.3750	09/01/26	1,000,774
1,000,000	Tenet Healthcare Corporation	4.3750	01/15/30	968,622
				1,969,396
	INTERNET MEDIA & SERVICES — 8.1%
1,000,000	Uber Technologies, Inc.(a)	4.5000	08/15/29	991,787
1,000,000	VeriSign, Inc.	4.7500	07/15/27	1,000,133
				1,991,920
	LEISURE PRODUCTS — 4.0%
1,000,000	Mattel, Inc.	5.0000	11/17/30	993,969

	OIL & GAS PRODUCERS — 4.1%
1,000,000	Energy Transfer, L.P. Midstream Finance Corporation(a)	6.0000	02/01/29	1,007,231

	RETAIL - DISCRETIONARY — 11.0%
1,000,000	Best Buy Company, Inc.	1.9500	10/01/30	890,853
1,000,000	Dick’s Sporting Goods, Inc.(a)	4.0000	10/01/29	973,293
1,000,000	Lowe’s Companies, Inc.	1.7000	10/15/30	880,978
				2,745,124
	SEMICONDUCTORS — 7.7%
1,000,000	Intel Corporation	2.4500	11/15/29	928,945

RATIONAL PREMIUM INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 71.4% (Continued)
	SEMICONDUCTORS — 7.7% (Continued)
1,000,000	Skyworks Solutions, Inc.	1.8000	06/01/26	$995,144
				1,924,089
	TECHNOLOGY HARDWARE — 4.1%
1,000,000	Dell International, LLC / EMC Corporation	4.7500	04/01/28	1,006,990

	TECHNOLOGY SERVICES — 4.0%
1,000,000	Gartner, Inc.(a)	4.5000	07/01/28	983,021

	TOTAL CORPORATE BONDS (Cost $17,846,984)			17,669,185

	U.S. GOVERNMENT & AGENCIES — 20.1%
	U.S. TREASURY BILLS — 20.1%
5,000,000	United States Treasury Bill(b)	3.6300	06/11/26	4,964,480

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $4,961,838)			4,964,480

Shares
	SHORT-TERM INVESTMENTS — 7.4%
	MONEY MARKET FUNDS - 7.4%
1,835,553	First American Treasury Obligations Fund, Class X, 3.58% (Cost $1,835,553)(c)			1,835,553

	TOTAL INVESTMENTS - 98.9% (Cost $24,644,375)			$24,469,218
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%			263,046
	NET ASSETS - 100.0%			$24,732,264

LLC	- Limited Liability Company

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026 the total market value of 144A securities is $3,955,332 or 16.0% of net assets.

(b)	Zero coupon bond.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.

RATIONAL PREMIUM INCOME FUND
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS (Unaudited) (Continued)
March 31, 2026

TOTAL RETURN SWAPS - (0.1) %

The Call Overwriting (“RCXTCO01”) is a rules based index created by Goldman Sachs that implements a S&P 500 covered call strategy.

Custom US Skew (“RCXTHRS2”) is a rules based index created by Goldman Sachs and designed to capitalize on the structural inefficiencies and behavioral biases present within the S&P 500 options market.

Shares	Reference Entity	Payment Frequency	Notional Amount	Counterparty	Maturity Date	Pay Fixed Rate	Upfront Payments	Unrealized Appreciation/ (Depreciation)
99,710	Custom Call Overwrite Strategy Series 1 Excess Return	Maturity	$(12,000,059)	Goldman Sachs	1/5/2027	0.0000%	—	$(138,557)
144,421	Custom US Skew	Maturity	$(14,878,251)	Goldman Sachs	1/5/2027	0.0000%	—	$161,752
								$23,195

RATIONAL PREMIUM INCOME FUND
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS (Unaudited) (Continued)
March 31, 2026

Custom Call Overwrite Strategy Series 1 Excess Return Total Return Swap Top 50 Holdings

The following table represents the individual positions and related values of underlying securities of the Custom Call Overwrite Strategy Series 1 Excess Return Total Return Swap.

Options Written

Contracts	Name	Counterparty	Call/Put	Expiration Date	Exercise Price	Notional	Fair Value
(0.0037)	S&P 500 Index	Goldman Sachs	Call	4/1/2026	6,760	2,510	(2,424)
(0.0037)	S&P 500 Index	Goldman Sachs	Call	4/2/2026	6,710	2,478	(2,411)
(0.0038)	S&P 500 Index	Goldman Sachs	Call	4/6/2026	6,620	2,491	(2,457)
(0.0038)	S&P 500 Index	Goldman Sachs	Call	4/7/2026	6,605	2,529	(2,500)
(0.0038)	S&P 500 Index	Goldman Sachs	Call	4/8/2026	6,615	2,544	(2,511)

RATIONAL PREMIUM INCOME FUND
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS (Unaudited) (Continued)
March 31, 2026

Custom US Skew Total Return Swap Top 50 Holdings

The following table represents the individual positions and related values of underlying securities of the Custom US Skew Total Return Swap.

Options Purchased

Contracts	Name	Counterparty	Call/Put	Expiration Date	Exercise Price	Notional	Fair Value
0.0061	S&P 500 Index	Goldman Sachs	Call	4/17/2026	6,625	4,073	4,014
0.0054	S&P 500 Index	Goldman Sachs	Call	4/17/2026	6,490	3,492	3,512
0.0044	S&P 500 Index	Goldman Sachs	Put	4/17/2026	5,025	2,215	2,878
0.0031	S&P 500 Index	Goldman Sachs	Call	4/17/2026	6,865	2,127	2,023
0.0030	S&P 500 Index	Goldman Sachs	Call	4/17/2026	6,790	2,056	1,977
0.0028	S&P 500 Index	Goldman Sachs	Call	4/17/2026	6,805	1,918	1,841
0.0025	S&P 500 Index	Goldman Sachs	Call	4/17/2026	6,735	1,713	1,660
0.0026	S&P 500 Index	Goldman Sachs	Put	4/17/2026	5,050	1,300	1,680
0.0022	S&P 500 Index	Goldman Sachs	Put	4/17/2026	4,800	1,041	1,416
0.0051	S&P 500 Index	Goldman Sachs	Call	5/15/2026	6,550	3,334	3,323
0.0070	S&P 500 Index	Goldman Sachs	Put	5/15/2026	4,525	3,147	4,541
0.0046	S&P 500 Index	Goldman Sachs	Call	5/15/2026	6,520	3,013	3,017
0.0057	S&P 500 Index	Goldman Sachs	Put	5/15/2026	4,625	2,635	3,720
0.0037	S&P 500 Index	Goldman Sachs	Call	5/15/2026	6,680	2,439	2,383
0.0050	S&P 500 Index	Goldman Sachs	Put	5/15/2026	4,675	2,344	3,274
0.0040	S&P 500 Index	Goldman Sachs	Put	5/15/2026	4,550	1,814	2,603
0.0034	S&P 500 Index	Goldman Sachs	Put	5/15/2026	4,700	1,604	2,228
0.0034	S&P 500 Index	Goldman Sachs	Put	5/15/2026	4,500	1,514	2,196
0.0032	S&P 500 Index	Goldman Sachs	Put	5/15/2026	4,425	1,402	2,068
0.0020	S&P 500 Index	Goldman Sachs	Call	5/15/2026	6,915	1,380	1,303
0.0020	S&P 500 Index	Goldman Sachs	Call	5/15/2026	6,840	1,362	1,300
0.0019	S&P 500 Index	Goldman Sachs	Call	5/15/2026	6,860	1,277	1,215
0.0027	S&P 500 Index	Goldman Sachs	Put	5/15/2026	4,600	1,231	1,747
0.0026	S&P 500 Index	Goldman Sachs	Put	5/15/2026	4,775	1,218	1,666
0.0018	S&P 500 Index	Goldman Sachs	Call	5/15/2026	6,790	1,193	1,147
0.0022	S&P 500 Index	Goldman Sachs	Put	5/15/2026	4,650	1,036	1,455
0.0032	S&P 500 Index	Goldman Sachs	Call	6/18/2026	6,605	2,142	2,117
0.0030	S&P 500 Index	Goldman Sachs	Call	6/18/2026	6,580	1,944	1,928
0.0024	S&P 500 Index	Goldman Sachs	Call	6/18/2026	6,735	1,639	1,589
0.0036	S&P 500 Index	Goldman Sachs	Put	6/18/2026	4,075	1,471	2,357
0.0025	S&P 500 Index	Goldman Sachs	Put	6/18/2026	4,125	1,039	1,644
0.0033	S&P 500 Index	Goldman Sachs	Put	7/17/2026	3,800	1,239	2,128

Options Written

Contracts	Name	Counterparty	Call/Put	Expiration Date	Exercise Price	Notional	Fair Value
(0.0051)	S&P 500 Index	Goldman Sachs	Put	4/17/2026	6,300	(3,232)	(3,349)
(0.0031)	S&P 500 Index	Goldman Sachs	Put	4/17/2026	6,310	(1,961)	(2,029)
(0.0029)	S&P 500 Index	Goldman Sachs	Put	4/17/2026	6,260	(1,841)	(1,919)
(0.0025)	S&P 500 Index	Goldman Sachs	Put	4/17/2026	6,200	(1,568)	(1,651)
(0.0021)	S&P 500 Index	Goldman Sachs	Put	4/17/2026	6,270	(1,288)	(1,341)
(0.0043)	S&P 500 Index	Goldman Sachs	Put	5/15/2026	6,270	(2,667)	(2,777)
(0.0038)	S&P 500 Index	Goldman Sachs	Put	5/15/2026	6,275	(2,380)	(2,476)
(0.0037)	S&P 500 Index	Goldman Sachs	Put	5/15/2026	5,920	(2,177)	(2,400)
(0.0023)	S&P 500 Index	Goldman Sachs	Put	5/15/2026	6,150	(1,410)	(1,497)
(0.0021)	S&P 500 Index	Goldman Sachs	Put	5/15/2026	6,125	(1,300)	(1,385)
(0.0020)	S&P 500 Index	Goldman Sachs	Put	5/15/2026	6,175	(1,215)	(1,285)
(0.0019)	S&P 500 Index	Goldman Sachs	Put	5/15/2026	6,210	(1,208)	(1,270)
(0.0019)	S&P 500 Index	Goldman Sachs	Put	5/15/2026	5,970	(1,159)	(1,267)
(0.0018)	S&P 500 Index	Goldman Sachs	Put	5/15/2026	6,200	(1,088)	(1,146)
(0.0017)	S&P 500 Index	Goldman Sachs	Put	5/15/2026	6,250	(1,083)	(1,131)
(0.0020)	S&P 500 Index	Goldman Sachs	Put	6/18/2026	5,725	(1,158)	(1,320)
(0.0020)	S&P 500 Index	Goldman Sachs	Put	6/18/2026	5,775	(1,153)	(1,304)
(0.0019)	S&P 500 Index	Goldman Sachs	Put	6/18/2026	6,050	(1,150)	(1,241)

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 92.3%
	ADVERTISING & MARKETING - 2.6%
3,300	AppLovin Corporation, Class A(a)	$1,313,400

	AEROSPACE & DEFENSE - 5.5%
6,000	General Electric Company	1,702,620
4,000	HEICO Corporation	1,096,800
		2,799,420
	ASSET MANAGEMENT - 4.7%
12,300	Apollo Global Management, Inc.	1,370,466
9,300	Blackstone, Inc.	1,069,407
		2,439,873
	BANKING - 2.2%
77,000	NU Holdings Ltd./Cayman Islands, Class A(a)	1,106,490

	E-COMMERCE DISCRETIONARY - 14.8%
17,290	Alibaba Group Holding Ltd. - ADR	2,169,203
13,395	Amazon.com, Inc.(a)	2,789,776
1,525	MercadoLibre, Inc.(a)	2,636,756
		7,595,735
	INTERNET MEDIA & SERVICES - 24.7%
9,000	Alphabet, Inc., Class A	2,588,040
28,750	Netflix, Inc.(a)	2,764,312
5,270	Spotify Technology S.A.(a)	2,555,476
36,450	Tencent Holdings Ltd. - ADR	2,304,369
34,500	Uber Technologies, Inc.(a)	2,481,585
		12,693,782
	RETAIL - CONSUMER STAPLES - 10.1%
2,634	Costco Wholesale Corporation	2,624,597
20,450	Walmart, Inc.	2,541,526
		5,166,123
	SEMICONDUCTORS - 9.8%
2,000	Broadcom, Inc.	619,020
12,700	NVIDIA Corporation	2,214,880
6,500	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,196,675
		5,030,575

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 92.3% (Continued)
	SOFTWARE - 11.2%
1,200	Crowdstrike Holdings, Inc., Class A(a)	$468,492
4,647	Microsoft Corporation	1,720,180
7,500	Palantir Technologies, Inc., Class A(a)	1,097,100
18,700	ServiceNow, Inc.(a)	1,955,085
4,000	Shopify, Inc., Class A(a)	474,480
		5,715,337
	TECHNOLOGY HARDWARE - 6.7%
13,530	Apple, Inc.	3,433,779

	TOTAL COMMON STOCKS (Cost $41,666,419)	47,294,514

	EXCHANGE-TRADED FUNDS — 3.0%
	EQUITY - 3.0%
22,000	Global X Defense Tech ETF, USD Class	1,558,480

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,657,515)	1,558,480

	SHORT-TERM INVESTMENTS — 4.8%
	MONEY MARKET FUNDS - 4.8%
2,454,866	First American Treasury Obligations Fund, Class X, 3.58% (Cost $2,454,866)(b)	2,454,866

	TOTAL INVESTMENTS - 100.1% (Cost $45,778,800)	$51,307,860
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(32,832)
	NET ASSETS - 100.0%	$51,275,028

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.

RATIONAL STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares				Fair Value
	OPEN END FUNDS — 73.7%
	ALTERNATIVE - 5.3%
21,339	AQR Long-Short Equity Fund, Class N			$425,501

	OPEN-END FUNDS - 68.4%
596,783	Catalyst Systematic Alpha Fund, Class I(a)			5,290,960
25,046	Catalyst/CIFC Senior Secured Income Fund, Class I(a)			224,910
2,805	Rational/Pier 88 Convertible Securities Fund, Institutional Class(a)			29,506
				5,545,376
	TOTAL OPEN END FUNDS (Cost $7,459,069)			5,970,877

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 7.3%
	U.S. TREASURY BILLS — 7.3%
600,000	United States Treasury Bill(b),(c)	3.68	09/03/26	590,721

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $591,019)			590,721

Shares
	SHORT-TERM INVESTMENTS — 4.8%
	MONEY MARKET FUNDS - 4.8%
384,796	First American Treasury Obligations Fund, Class X, 3.58% (Cost $384,796)(d)			384,796

	TOTAL INVESTMENTS - 85.8% (Cost $8,434,884)			$6,946,394
	OTHER ASSETS IN EXCESS OF LIABILITIES - 14.2%			1,147,769
	NET ASSETS - 100.0%			$8,094,163

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Depreciation
24	CME E-Mini Standard & Poor’s 500 Index Future	06/22/2026	$7,884,900	$(138,660)
	TOTAL FUTURES CONTRACTS

(a)	Affiliated Company

(b)	Zero coupon bond. Rate disclosed is the current yield as of March 31, 2026.

(c)	As of March 31, 2026 a portion is held as collateral for futures with a market value of $590,721.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

RETURN STACKED® BALANCED ALLOCATION & SYSTEMATIC MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 51.0%
	EQUITY - 51.0%
31,620	iShares Core S&P 500 ETF	$20,654,500

	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,839,126)	20,654,500

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 39.8%
	MONEY MARKET FUNDS - 39.8%
16,102,135	First American US Treasury Money Market Fund, Class Z, 3.49% (Cost $16,102,135)(a)	16,102,135

	TOTAL INVESTMENTS - 90.8% (Cost $33,941,261)	$36,756,635
	OTHER ASSETS IN EXCESS OF LIABILITIES - 9.2%	3,738,588
	NET ASSETS - 100.0%	$40,495,223

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
51	CBOT 10 Year US Treasury Note	06/22/2026	$5,663,391	$(2,266)
24	CBOT 2 Year US Treasury Note Future	07/01/2026	4,978,687	(34,609)
37	CBOT 5 Year US Treasury Note Future	07/01/2026	4,002,648	3,531
89	CBOT Soybean Oil Future(c)	05/15/2026	3,678,192	239,352
43	CBOT US Treasury Bond Futures	06/22/2026	4,896,625	(144,781)
148	CME Australian Dollar Currency Future	06/16/2026	10,186,100	(227,179)
84	CME British Pound Currency Future	06/16/2026	6,943,650	(55,806)
77	CME Canadian Dollar Currency Future	06/17/2026	5,544,000	(60,040)
7	CME E-Mini Standard & Poor’s 500 Index Future	06/22/2026	2,299,763	39,288
1	CME Euro Foreign Exchange Currency Future	06/16/2026	144,819	(650)
1	COMEX Gold 100 Troy Ounces Future(c)	06/29/2026	467,860	6,870
1	COMEX Silver Future(c)	05/28/2026	374,595	(61,080)
33	Eurex EURO STOXX 50 Future	06/22/2026	2,095,874	(53,436)
50	Euronext CAC 40 Index Future	04/20/2026	4,522,076	(38,308)
2	FTSE 100 Index Future	06/22/2026	269,979	2,065
2	FTSE/MIB Index Future	06/22/2026	503,652	(97)
8	HKG Hang Seng Index Future	04/30/2026	1,262,852	76
21	ICE Brent Crude Oil Future(c)	05/01/2026	2,183,370	320
10	ICE Gas Oil Future(c)	05/13/2026	1,239,251	24,875
5	Long Gilt Future	06/29/2026	580,975	388
8	MEFF Madrid IBEX 35 Index Future	04/20/2026	1,568,793	(5,889)
6	NYBOT CSC C Coffee Future(c)	05/19/2026	671,288	5,494
14	NYMEX Light Sweet Crude Oil Future(c)	04/22/2026	1,419,320	208,460
1	NYMEX Platinum Future(c)	07/30/2026	98,510	2,605
11	SFE S&P ASX Share Price Index 200 Future	06/22/2026	1,615,225	9,870

RETURN STACKED® BALANCED ALLOCATION & SYSTEMATIC MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
16	TSE Japanese 10 Year Bond Futures	06/16/2026	$13,136,669	$(112,146)
1	TSE TOPIX (Tokyo Price Index) Future	06/12/2026	220,776	(6,619)
	TOTAL LONG FUTURE CONTRACTS			$(259,712)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
66	CBOT Corn Future(c)	05/15/2026	$1,510,575	$(47,850)
16	CBOT Soybean Future(c)	05/15/2026	936,800	(6,950)
6	CBOT Soybean Meal Future(c)	05/15/2026	189,840	(600)
23	CBOT Wheat Future(c)	05/15/2026	708,688	(73,588)
3	CME E-Mini NASDAQ 100 Index Future	06/22/2026	1,434,900	(3,315)
19	CME E-mini Russell 2000 Index Futures	06/22/2026	2,386,590	35,565
73	CME Japanese Yen Currency Future	06/16/2026	5,779,775	14,640
97	CME New Zealand Dollar Currency Future	06/16/2026	5,580,410	147,485
90	CME Swiss Franc Currency Future	06/16/2026	14,172,750	193,106
13	COMEX Copper Future(c)	05/28/2026	1,824,550	24,300
61	Eurex 10 Year Euro BUND Future	06/09/2026	8,840,488	61,809
9	Eurex 30 Year Euro BUXL Future	06/09/2026	1,146,949	(10,540)
20	Eurex 5 Year Euro BOBL Future	06/09/2026	2,668,285	11,506
81	Euronext Milling Wheat Future(c)	05/12/2026	958,434	(9,944)
24	KCBT Hard Red Winter Wheat Future(c)	05/15/2026	762,600	(74,162)
23	Montreal Exchange 10 Year Canadian Bond Future	06/22/2026	1,983,807	(16,346)
13	Montreal Exchange S&P/TSX 60 Index Future	06/22/2026	3,565,007	(89,260)
2	NYBOT CSC Cocoa Future(c)	05/14/2026	66,000	120
108	NYBOT CSC Number 11 World Sugar Future(c)	05/01/2026	1,877,299	(121,016)
51	NYBOT CTN Number 2 Cotton Future(c)	05/07/2026	1,785,000	(144,635)
43	NYMEX Henry Hub Natural Gas Futures(c)	04/29/2026	1,240,120	45,410
1	NYMEX NY Harbor ULSD Futures(c)	05/01/2026	172,780	(5,993)
1	NYMEX Reformulated Gasoline Blendstock for Oxygen Blending Future(c)	05/01/2026	134,564	353
	TOTAL SHORT FUTURE CONTRACTS			$(69,905)

	TOTAL FUTURE CONTRACTS			$(329,617)

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the RDMF Fund Ltd.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares				Fair Value
	COMMON STOCKS — 7.9%
	AEROSPACE & DEFENSE - 0.5%
6,900	ATI, Inc.(a)			$1,003,674
	DIVERSIFIED INDUSTRIALS - 2.4%
5,300	Dover Corporation			1,104,785
20,300	ITT, Inc.			3,867,759
				4,972,544
	HEALTH CARE REIT - 2.3%
23,400	Welltower, Inc.			4,626,414

	MEDICAL EQUIPMENT & DEVICES - 1.4%
33,200	Medtronic PLC			2,876,780

	OIL & GAS PRODUCERS - 1.3%
9,100	Cheniere Energy, Inc.			2,582,216

	TOTAL COMMON STOCKS (Cost $15,961,053)			16,061,628

		Coupon Rate (%)	Maturity
	PREFERRED STOCKS — 24.8%
	AEROSPACE & DEFENSE — 3.1%
97,300	Boeing Company (The)	6.0000	10/15/27	6,315,743

	ASSET MANAGEMENT — 2.6%
71,300	Ares Management Corporation	6.7500	10/01/27	2,579,634
69,800	KKR & Company, Inc.	6.2500	03/01/28	2,807,356
				5,386,990
	BANKING — 9.3%
8,048	Bank of America Corporation	7.2500	Perpetual	9,589,675
8,200	Wells Fargo & Company - Series L	7.5000	Perpetual	9,471,000
				19,060,675
	ELECTRIC UTILITIES — 5.1%
201,000	NextEra Energy, Inc.	7.2340	11/01/27	10,560,540

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 24.8% (Continued)
	SEMICONDUCTORS — 1.9%
68,000	Microchip Technology, Inc.	7.5000	03/15/28	$3,873,960

	TECHNOLOGY HARDWARE — 2.8%
89,840	Hewlett Packard Enterprise Company	7.6250	09/01/27	5,795,578

	TOTAL PREFERRED STOCKS (Cost $52,328,438)			50,993,486

Principal Amount ($)
	CONVERTIBLE BONDS — 60.9%
	BIOTECH & PHARMA — 2.5%
2,049,000	Guardant Health, Inc.(b)	0.0000	11/15/27	2,105,835
2,970,000	Halozyme Therapeutics, Inc.	0.2500	03/01/27	3,079,519
				5,185,354
	E-COMMERCE DISCRETIONARY — 4.5%
10,430,000	Etsy, Inc.	0.2500	06/15/28	9,312,947

	ELECTRIC UTILITIES — 16.5%
9,980,000	Alliant Energy Corporation(c)	3.2500	05/30/28	10,573,546
8,920,000	PPL Capital Funding, Inc.	2.8750	03/15/28	10,449,780
2,820,000	Southern Company (The)	4.5000	06/15/27	3,132,436
7,944,000	WEC Energy Group, Inc.	4.3750	06/01/29	9,826,728
				33,982,490
	ELECTRICAL EQUIPMENT — 0.8%
1,460,000	Bloom Energy Corporation(b),(c)	0.0000	11/15/30	1,554,608

	HOME CONSTRUCTION — 4.3%
9,102,000	Meritage Homes Corporation	1.7500	05/15/28	8,765,226

	INTERNET MEDIA & SERVICES — 4.8%
8,169,000	Uber Technologies, Inc.	0.8750	12/01/28	9,823,223

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 60.9% (Continued)
	LEISURE FACILITIES & SERVICES — 2.5%
5,780,000	DraftKings, Inc.(b)	0.0000	03/15/28	$5,202,000

	REAL ESTATE INVESTMENT TRUSTS — 8.2%
9,509,000	Digital Realty Trust, L.P.(c)	1.8750	11/15/29	10,066,515
6,350,000	Kite Realty Group, L.P.(c)	0.7500	04/01/27	6,847,140
				16,913,655
	SEMICONDUCTORS — 6.2%
3,140,000	Microchip Technology, Inc.(b),(c)	0.0000	02/15/30	3,063,070
9,952,000	ON Semiconductor Corporation	0.5000	03/01/29	9,728,080
				12,791,150
	SOFTWARE — 4.3%
4,413,000	Cloudflare, Inc.(b),(c)	0.0000	06/15/30	5,003,256
3,880,000	Datadog, Inc.(b)	0.0000	12/01/29	3,750,020
				8,753,276
	TECHNOLOGY SERVICES — 6.3%
11,367,000	Global Payments, Inc.	1.5000	03/01/31	10,014,907
3,196,000	Shift4 Payments, Inc.	0.5000	08/01/27	2,996,250
				13,011,157
	TOTAL CONVERTIBLE BONDS (Cost $124,889,229)			125,295,086

Shares
	SHORT-TERM INVESTMENTS — 6.2%
	MONEY MARKET FUNDS - 6.2%
12,832,164	First American Treasury Obligations Fund, Class X, 3.58% (Cost $12,832,164)(d)			12,832,164

	TOTAL INVESTMENTS - 99.8% (Cost $206,010,884)			$205,182,364
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%			423,335
	NET ASSETS - 100.0%			$205,605,699

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Zero coupon bond.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026 the total market value of 144A securities is $37,108,135 or 18.0% of net assets.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2026.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares			Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 0.7%
	ASSET MANAGEMENT — 0.7%
30	Eaton Vance Ltd. Duration Income Fund Series A(a)		5.8750	Perpetual	$622,500
12	Eaton Vance Ltd. Duration Income Fund Series B(a)		5.8750	Perpetual	249,000
61	Eaton Vance Ltd. Duration Income Fund Series C(a)		5.9390	Perpetual	1,265,750
29	Eaton Vance Ltd. Duration Income Fund Series D(a)		5.8750	Perpetual	601,750
24	Eaton Vance Ltd. Duration Income Fund Series E(a)		5.8750	Perpetual	498,000
88	Eaton Vance Senior Floating-Rate Trust Series A(a)		5.8750	Perpetual	1,826,000
46	Eaton Vance Senior Floating-Rate Trust Series B(a)		5.8750	Perpetual	954,500
136	Eaton Vance Senior Floating-Rate Trust Series C(a)		5.8590	Perpetual	2,822,000
18	Eaton Vance Senior Floating-Rate Trust Series D		5.8100	Perpetual	373,500
					9,213,000
	TOTAL PREFERRED STOCKS (Cost $9,552,875)				9,213,000

Principal Amount ($)		Spread
	ASSET BACKED SECURITIES — 79.7%
	AGENCY MORTGAGE BACKED SECURITIES — 0.2%
119,345	Fannie Mae Grantor Trust Series 1999-T2 A2(b)		4.4720	01/19/39	110,984
181,675	Fannie Mae Interest Strip Series 362 2(c)		4.5000	08/25/35	20,733
525,080	Fannie Mae REMIC Trust Series 2002-W6 2A(b)		7.5000	06/25/42	527,374
130,289	Fannie Mae REMICS Series 2010-55 SH(c),(d)	-(SOFR30A + 0.114%) + 6.500%	2.7240	05/25/40	2,420
233,693	Fannie Mae REMICS Series 2018-95 SA(c),(d)	-(SOFR30A + 0.114%) + 6.150%	2.3740	01/25/49	21,495
214,196	Fannie Mae Trust Series 2004-W1 3A(b)		5.2490	01/25/43	212,031
206,273	Freddie Mac REMICS Series 3753 SB(c),(d)	-(SOFR30A + 0.114%) + 6.000%	2.2130	11/15/40	19,035
204,811	Freddie Mac Strips Series 365 257(b),(c)		4.5000	05/15/49	37,437
1,727,556	FREMF Mortgage Trust Series 2017-KF41(d),(e)	SOFR30A + 2.614%	6.0500	11/25/26	1,778,902
93,832	Government National Mortgage Association Series 2003-12 S(c),(d)	-(TSFR1M + 0.114%) + 7.550%	3.7600	02/20/33	7,381
97,469	Government National Mortgage Association Series 2011-71 SG(c),(d)	-(TSFR1M + 0.114%) + 5.400%	1.6100	05/20/41	7,221
117,776	Government National Mortgage Association Series 2011-89 SA(c),(d)	-(TSFR1M + 0.114%) + 5.450%	1.6600	06/20/41	8,827
1,156,513	Government National Mortgage Association Series 2013-43 IO(b),(c)		0.0220	08/16/48	220
					2,754,060

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	CDO — 2.2%
2,800,000	Attentus CDO III Ltd. Series 3A D(a),(d),(e)	TSFR3M + 1.912%	5.5610	10/11/42	$620,396
7,599,160	Kodiak CDO I Ltd. Series 1A C(a),(d),(e)	TSFR3M + 1.162%	6.2940	08/07/37	5,714,712
2,403,950	Kodiak CDO II Ltd. Series 2A B1(a),(d),(e)	TSFR3M + 1.162%	4.8220	11/07/42	1,835,762
3,081,748	Nomura CRE CDO Ltd. Series 2007-2A D(d),(e)	TSFR3M + 0.712%	4.3760	05/21/42	—
7,884,392	Taberna Preferred Funding I Ltd. Series 1A A2(a),(d),(e)	TSFR3M + 0.962%	4.6130	07/05/35	5,939,431
7,250,000	Taberna Preferred Funding II Ltd. Series 2005-2A A2(a),(d),(e)	TSFR3M + 0.912%	4.5750	11/05/35	5,329,867
4,622,600	Taberna Preferred Funding V Ltd. Series 5A A1B(a),(d),(e)	TSFR3M + 0.762%	4.6622	08/05/36	2,714,807
10,000,000	Taberna Preferred Funding VI Ltd. Series 6A A2(a),(d),(e)	TSFR3M + 0.762%	4.4250	12/05/36	6,414,889
					28,569,864
	NON AGENCY CMBS — 33.6%
6,000,000	BAMLL Commercial Mortgage Securities Trust Series BOC A(e)		2.6270	01/15/32	5,446,141
12,868,174	BAMLL Re-REMIC Trust Series 2016-GG10 AJA(a),(b),(e)		5.6300	08/10/45	1,544,181
142,048	Banc of America Commercial Mortgage Trust Series 2006-4 C(b)		5.7540	07/10/46	139,960
138,838	Bayview Commercial Asset Trust Series 2005-2A A2(d),(e)	TSFR1M + 0.639%	4.3180	08/25/35	135,305
69,419	Bayview Commercial Asset Trust Series 2005-2A M1(d),(e)	TSFR1M + 0.759%	4.4380	08/25/35	67,352
182,051	Bayview Commercial Asset Trust Series 2005-2A B1(d),(e)	TSFR1M + 1.839%	5.5180	08/25/35	199,438
272,859	Bayview Commercial Asset Trust Series 2005-3A A1(d),(e)	US0001M + 0.480%	4.2680	11/25/35	267,281
149,220	Bayview Commercial Asset Trust Series 2005-3A M5(d),(e)	TSFR1M + 1.074%	4.7480	11/25/35	160,550
181,196	Bayview Commercial Asset Trust Series 2005-3A B1(d),(e)	TSFR1M + 1.764%	5.4380	11/25/35	219,165
875,405	Bayview Commercial Asset Trust Series 2005-3A B2(d),(e)	TSFR1M + 2.559%	6.2330	11/25/35	1,022,703
492,014	Bayview Commercial Asset Trust Series 2005-3A B3(d),(e)	TSFR1M + 4.614%	8.2880	11/25/35	578,460
598,920	Bayview Commercial Asset Trust Series 2005-4A B1(d),(e)	TSFR1M + 2.214%	5.8880	01/25/36	2,555,711
275,446	Bayview Commercial Asset Trust Series 2006-1A M3(d),(e)	TSFR1M + 0.744%	4.4230	04/25/36	257,251
420,606	Bayview Commercial Asset Trust Series 2006-1A M5(d),(e)	US0001M + 0.840%	4.6330	04/25/36	393,150
449,426	Bayview Commercial Asset Trust Series 2006-1A M6(d),(e)	TSFR1M + 1.074%	4.7530	04/25/36	420,486
499,750	Bayview Commercial Asset Trust Series 2006-1A B1(d),(e)	TSFR1M + 1.689%	5.3680	04/25/36	475,869
76,173	Bayview Commercial Asset Trust Series 2006-2A B1(d),(e)	TSFR1M + 1.419%	5.0980	07/25/36	73,558
73,151	Bayview Commercial Asset Trust Series 2006-2A B2(d),(e)	TSFR1M + 2.319%	5.9980	07/25/36	1,041,745
118,964	Bayview Commercial Asset Trust Series 2006-4(d),(e)	TSFR1M + 0.459%	4.1380	12/25/36	114,651
460,273	Bayview Commercial Asset Trust Series 2006-SP2 M5(d),(e)	TSFR1M + 0.849%	4.5280	01/25/37	432,564
539,074	Bayview Commercial Asset Trust Series 2006-SP2 M6(d),(e)	TSFR1M + 0.954%	4.6330	01/25/37	505,119
1,566,228	Bayview Commercial Asset Trust Series 2007-2A M1(d),(e)	TSFR1M + 0.669%	4.3480	07/25/37	1,423,212
1,079,641	Bayview Commercial Asset Trust Series 2007-2A M2(d),(e)	TSFR1M + 0.729%	4.4080	07/25/37	979,497
1,096,352	Bayview Commercial Asset Trust Series 2007-3 M5(d),(e)	TSFR1M + 1.014%	4.6930	07/25/37	1,082,552

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON AGENCY CMBS — 33.6% (Continued)
5,492,651	BB-UBS Trust Series 2012-TFT B(b),(e)		3.5600	06/05/30	$5,203,103
141,448	Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26 AJ(b)		5.5660	01/12/45	140,409
1,487,315	CD Mortgage Trust Series 2007-CD5 G(b),(e)		6.3740	11/15/44	1,480,217
3,531,941	CD Mortgage Trust Series 2017-CD5 XA(b),(c)		0.7670	08/15/50	22,130
319,637	CFCRE Commercial Mortgage Trust Series 2011-C2 D(b),(e)		5.2490	12/15/47	309,700
9,685,000	CFCRE Commercial Mortgage Trust Series 2011-C2 E(b),(e)		5.2490	12/15/47	9,236,395
2,856,555	CFCRE Commercial Mortgage Trust Series 2016-C3 D(b),(e)		3.0520	01/10/48	2,764,831
13,388,863	CG-CCRE Commercial Mortgage Trust Series 2014-FL1 B(d),(e)	TSFR1M + 1.264%	4.9370	06/15/31	13,065,211
225,633	Citigroup Commercial Mortgage Trust Series 2012-GC8 D(b),(e)		4.9300	09/10/45	68,308
1,151,057	Citigroup Commercial Mortgage Trust Series 2014-GC21 C(b)		4.7800	05/10/47	1,137,072
5,000,000	Citigroup Commercial Mortgage Trust Series 2015-GC27 E(e)		3.0000	02/10/48	4,663,464
21,547,720	COMM Mortgage Trust Series 2012-CCRE3 B(e)		3.9220	10/15/45	20,954,314
2,310,000	COMM Mortgage Trust Series 2012-CCR3 D(b),(e)		4.4340	10/15/45	1,924,322
1,960,000	COMM Mortgage Trust Series 2012-CCRE5 E(b),(e)		4.5410	12/10/45	1,877,917
1,900,000	COMM Mortgage Trust Series 2013-LC6 F(e)		3.5000	01/10/46	1,606,651
11,274,000	COMM Mortgage Trust Series 2013-LC6 E(e)		3.5000	01/10/46	10,642,253
50,261	COMM Mortgage Trust Series 2013-LC6 D(b),(e)		3.7370	01/10/46	49,310
6,304,453	COMM Mortgage Trust Series 2013-CCRE7 D(b),(e)		4.1520	03/10/46	5,838,773
1,115,940	COMM Mortgage Trust Series 2014-CR14 B(b)		3.1330	02/10/47	1,094,402
1,380,000	COMM Mortgage Trust Series 2014-CR14 C(b)		3.1330	02/10/47	1,349,991
2,239,651	COMM Mortgage Trust Series 2014-UBS3 B		4.3130	06/10/47	2,188,019
8,452,268	COMM Mortgage Trust Series 2014-CCRE18 E(e)		3.6000	07/15/47	7,956,133
3,631,295	COMM Mortgage Trust Series 2014-UBS4 AM		3.9680	08/10/47	3,552,996
6,696,186	COMM Mortgage Trust Series 2014-LC17 E(e)		3.1140	10/10/47	6,445,778
7,988,264	COMM Mortgage Trust Series 2015-CCRE22 B(b)		3.9260	03/10/48	7,686,113
4,945,232	COMM Mortgage Trust Series 2015-CCR23 E(e)		3.2340	05/10/48	4,735,551
20,003,729	Commercial Mortgage Pass Through Certificates Series 2012-LTRT A2(e)		3.4000	10/05/30	19,756,938
5,790,000	Commercial Mortgage Pass Through Certificates Series 2012-LTRT B(e)		3.8000	10/05/30	5,531,392
13,623	Credit Suisse Commercial Mortgage Trust Series C4 C(b),(e)		5.5220	09/15/39	13,500
1,227,312	Csail Commercial Mortgage Trust Series 2015-C2 C(b)		4.1200	06/15/57	1,174,668
5,500,000	DBWF Mortgage Trust Series LCM A2(b),(e)		3.4220	06/10/34	5,246,450
371,187	FREMF Mortgage Trust Series 2020-KF74 C(d),(e)	SOFR30A + 6.364%	10.0330	01/25/27	368,327
127,435	Greenwich Capital Commercial Mortgage Trust Series 2006-RR1 A1(b),(e)		5.7780	03/18/49	121,370

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON AGENCY CMBS — 33.6% (Continued)
6,000,000	GS Mortgage Securities Corp Trust Series 2013-PEMB A(b),(e)		3.5490	03/05/33	$4,650,600
6,350,000	GS Mortgage Securities Corporation Trust Series 2012-TMSQ C(b),(e)		3.7220	04/10/31	6,227,384
130,611	GS Mortgage Securities Corporation Trust Series 2012-TMSQ B(b),(e)		3.7220	04/10/31	130,360
2,543,737	GS Mortgage Securities Trust Series 2007-GG10 AJ(b)		5.6300	08/10/45	305,248
7,849,768	GS Mortgage Securities Trust Series 2013-GC14 F(b),(e)		3.8880	08/10/46	7,714,296
1,000,000	GSMS Trust Series 2026-DAWN D(b),(e)		8.0680	04/10/31	996,705
124,666	Impac CMB Trust Series 2004-8 3M2(d)	TSFR1M + 1.689%	5.3680	08/25/34	122,053
86,307	Impac CMB Trust Series 2004-8 3B(d)	TSFR1M + 2.739%	6.4180	08/25/34	88,059
7,650,000	JP Morgan Chase Commercial Mortgage Series MINN A(d),(e)	TSFR1M + 1.317%	4.9900	11/15/35	7,072,176
12,950,000	JP Morgan Chase Commercial Mortgage Securities Series C2 F(e)		3.3920	11/15/43	9,329,051
2,004,065	JP Morgan Chase Commercial Mortgage Securities Series 2010-C2 D(b),(e)		5.5820	11/15/43	1,832,288
12,770,000	JP Morgan Chase Commercial Mortgage Securities Series 2010-C2 E(b),(e)		5.5820	11/15/43	11,945,816
148,890	JP Morgan Chase Commercial Mortgage Securities Series C6 D(b)		4.9670	05/15/45	148,512
21,123,288	JP Morgan Chase Commercial Mortgage Securities Series 2012-C6 E(b),(e)		4.9670	05/15/45	20,844,429
1,358,000	JP Morgan Chase Commercial Mortgage Securities(b),(e)		4.9670	05/15/45	1,285,752
535,593	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 B(e)		5.0130	02/15/46	514,659
9,260,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 C(b),(e)		5.3600	02/15/46	8,915,395
22,853	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 D(b)		3.6070	04/15/46	1,381
483,283	JP Morgan Chase Commercial Mortgage Securities Series 2012-LC9 C(b),(e)		3.4990	12/15/47	476,284
1,571,420	JP Morgan Chase Commercial Mortgage Securities Series C10 C(b)		3.9000	12/15/47	1,516,085
5,960,582	JPMBB Commercial Mortgage Securities Trust Series C15 D(b),(e)		4.2900	11/15/45	5,533,682
1,199,698	JPMBB Commercial Mortgage Securities Trust Series 2013-C14 C(b)		3.9310	08/15/46	1,145,461
2,240,000	LBSBN Series 2005-2A PS(f)		0.0000	09/27/30	2,240,000
2,000,000	LOANME Trust SBL Series 2019-1 C(e),(g)		15.0000	08/15/30	25,000
499,716	ML-CFC Commercial Mortgage Trust Series 2007-9 AJ(b)		6.8580	09/12/49	459,537
226,578	ML-CFC Commercial Mortgage Trust Series 2007-9 AJA(b)		6.8870	09/12/49	208,360
10,305,615	Morgan Stanley Bank of America Merrill Lynch Trust Series C6 D(b),(e)		4.3450	11/15/45	9,373,972
4,341,086	Morgan Stanley Bank of America Merrill Lynch Trust Series C6 C(b)		4.5360	11/15/45	4,015,349
350,000	Morgan Stanley Bank of America Merrill Lynch Trust Series C9 C(b)		3.7040	05/15/46	322,753
13,025,614	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 C(b)		3.9510	07/15/46	12,035,662
4,930,000	Morgan Stanley Bank of America Merrill Lynch Trust Series C10 D(b),(e)		3.9510	07/15/46	4,093,360

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON AGENCY CMBS — 33.6% (Continued)
8,456,143	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 AS(b)		3.8920	08/15/46	$8,095,397
4,158,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 D(b),(e)		4.6010	10/15/46	3,857,020
4,546,817	Morgan Stanley Bank of America Merrill Lynch Trust Series C18 E(e)		3.0000	10/15/47	4,359,320
1,522,728	Morgan Stanley Bank of America Merrill Lynch Trust Series C19 D(e)		3.2500	12/15/47	1,495,869
5,426,973	Morgan Stanley Bank of America Merrill Lynch Trust Series C25 D		3.0680	10/15/48	5,286,159
1,429,793	Morgan Stanley Bank of America Merrill Lynch Trust Series C8 F(b),(e)		4.1750	12/15/48	1,297,612
52,889	Morgan Stanley Capital I Trust Series 2011-C2 D(b),(e)		5.2130	06/15/44	51,758
7,250,000	Morgan Stanley Capital I Trust Series 2011-C2 E(b),(e)		5.2130	06/15/44	7,032,053
610,994	Morgan Stanley Capital I Trust Series 2011-C3 E(b),(e)		4.9410	07/15/49	605,419
2,064,950	Morgan Stanley Capital I Trust Series 2011-C3 F(b),(e)		4.9410	07/15/49	2,022,411
1,770,000	MSRW Pass-Through Trust Series 2025-CC D(e)		8.3170	08/15/30	1,750,122
5,000,000	OWS Real Estate Finance, LLC Series MARG2 A(d),(e)	TSFR1M + 4.000%	7.7500	08/15/27	5,002,251
38,500,000	TMSQ Mortgage Trust Series 2014-1500 XA(b),(c),(e)		0.1550	10/10/36	174,174
3,078,079	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B(b),(e)		3.6490	03/10/46	2,954,925
5,642,068	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 C(b),(e)		3.6490	03/10/46	5,232,962
1,181,748	VA Gilbert AZ Subordinated Note Lease-Backed Pass-Through Trust(e)		12.9970	03/15/34	1,332,101
1,376,928	Wachovia Bank Commercial Mortgage Trust Series 2005-C21 E(b),(e)		5.5570	10/15/44	1,386,111
9,250,000	Wells Fargo Commercial Mortgage Trust Series 2016-C34 B		4.0890	06/15/49	9,171,283
1,900,000	Wells Fargo Commercial Mortgage Trust Series 2016-C34 C(b)		5.1580	06/15/49	1,848,938
3,044,606	Wells Fargo Commercial Mortgage Trust Series 2016-C33(e)		3.1230	03/15/59	2,968,491
27,495,981	WFLD Mortgage Trust Series 2014-MONT A(b),(e)		3.7550	08/10/31	26,935,758
840,000	WFLD Mortgage Trust Series 2014-MONT B(b),(e)		3.7550	08/10/31	811,965
14,507,689	WFRBS Commercial Mortgage Trust Series 2013-C14 C(b)		3.7900	06/15/46	12,755,745
6,956,000	WFRBS Commercial Mortgage Trust Series 2013-C14 D(b),(e)		3.7900	06/15/46	4,413,920
10,667,262	WFRBS Commercial Mortgage Trust Series 2013-C14 B(b)		3.8410	06/15/46	10,044,569
4,242,072	WFRBS Commercial Mortgage Trust Series 2013-C15 B(b)		4.1520	08/15/46	4,138,113
6,574,014	WFRBS Commercial Mortgage Trust Series 2014-C21 B(b)		4.2130	08/15/47	6,454,099
6,647,000	WFRBS Commercial Mortgage Trust Series 2014-C25 E(e)		3.3200	11/15/47	6,328,933
5,954,811	WFRBS Commercial Mortgage Trust Series 2014-C25 D(b),(e)		3.8030	11/15/47	5,835,633
71,372	WFRBS Commercial Mortgage Trust Series 2014-C23 AS(b)		4.2100	10/15/57	69,465
3,000,000	X-Caliber Funding, LLC Series 2021-7 A(d),(e)	SOFRRATE + 3.120%	6.8000	04/15/26	2,995,269
					438,019,423

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6%
1,292,580	ABFC Trust Series 2002-WF2 CE(f)		0.0000	11/25/29	$1,117,737
155,749	ABFC Trust Series 2003-OPT1 A3(d)	TSFR1M + 0.794%	4.4730	04/25/33	156,200
182,666	ABFS Mortgage Loan Trust Series 2000-1 A1(g)		8.4250	07/15/31	153,885
78,842	ABFS Mortgage Loan Trust Series 2000-3 A(g)		8.1100	09/15/31	62,657
883,665	ABFS Mortgage Loan Trust Series 2001-3 A2(e),(g)		6.1700	03/15/32	865,071
2,059,329	ABFS Mortgage Loan Trust Series 2002-1 A5(g)		7.0100	12/15/32	1,666,238
474,119	ABFS Mortgage Loan Trust Series 2003-1 M(d)	TSFR1M + 2.364%	6.0370	08/15/33	472,816
721,741	ABFS Mortgage Loan Trust Series 2002-4 M1(g)		4.4000	12/15/33	553,513
677,985	Accredited Mortgage Loan Trust Series 2004-3 2A6(d)	TSFR1M + 0.984%	4.6630	10/25/34	659,538
3,051,962	Accredited Mortgage Loan Trust Series 2005-1 M5(d)	TSFR1M + 3.414%	5.9270	04/25/35	3,164,238
2,243,165	ACE Securities Corp Home Equity Loan Trust Series HE1 CE(f)		0.0000	11/20/31	2,029,784
206,125	ACE Securities Corp Home Equity Loan Trust Series TC1 M2(d)	TSFR1M + 3.039%	6.7180	06/25/33	199,224
12,930	ACE Securities Corp Home Equity Loan Trust Series HE1 M2(d)	TSFR1M + 1.764%	5.4430	03/25/34	12,915
528,589	ACE Securities Corp Home Equity Loan Trust Series 2004-RM1 B1(d),(e)	TSFR1M + 5.364%	2.4140	07/25/34	466,308
20,657	ACE Securities Corp Home Equity Loan Trust Series RM1 M1(d)	TSFR1M + 1.164%	4.8430	07/25/34	20,552
1,531,310	ACE Securities Corp Home Equity Loan Trust Series 2005-WF1 M10(d)	TSFR1M + 3.614%	7.2930	05/25/35	1,793,341
188,124	ACE Securities Corp Home Equity Loan Trust Series Series HE3 M3(d)	TSFR1M + 5.379%	9.0580	10/25/32	420,373
619,126	ACE Securities Corp Home Equity Loan Trust Series Series OP1 M1(d)	TSFR1M + 1.164%	4.8430	12/25/33	635,412
11,577	ACE Securities Corp Manufactured Housing Trust Series 2003-MH1 B2(e),(h)		0.0000	08/15/30	11,476
71,979	Adjustable Rate Mortgage Trust Series 2005-2 3A1(b)		6.4900	06/25/35	72,149
67,634	Adjustable Rate Mortgage Trust Series 2005-4 1A1(b)		3.2860	08/25/35	53,126
371,535	Adjustable Rate Mortgage Trust Series 2005-5 2A1(b)		4.8980	09/25/35	317,352
156,316	Adjustable Rate Mortgage Trust Series 2005-6A 1A21(d)	TSFR1M + 0.634%	4.3130	11/25/35	138,293
186,035	Adjustable Rate Mortgage Trust Series 2005-6A 1A1(d)	TSFR1M + 0.654%	4.3330	11/25/35	161,467
58,775	Adjustable Rate Mortgage Trust Series 2005-10 3A31(b)		4.0700	01/25/36	55,134
150,404	Adjustable Rate Mortgage Trust Series 2005-10 3A11(b)		4.0700	01/25/36	138,547
96,720	Adjustable Rate Mortgage Trust Series 2005-10 6A1(d)	TSFR1M + 0.654%	4.3330	01/25/36	92,606
547,762	Aegis Asset Backed Securities Trust Mortgage Series 2004-3 B2(d)	TSFR1M + 3.264%	6.9430	09/25/34	493,288
2,105,514	AFC Trust Series 1999-3 2A(d)	TSFR1M + 0.904%	4.5830	09/28/29	2,013,719
638,660	AFC Trust Series 2000-2 1A(d)	US0001M + 0.790%	4.5780	06/25/30	616,783
57,939	AFC Trust Series 2000-4 1A(d),(e)	TSFR1M + 0.884%	4.5630	01/25/31	57,751
181,893	Alternative Loan Trust Series 2004-J6 M(b)		9.7800	11/25/31	181,711
43,561	Alternative Loan Trust Series 2003-J3 1A2		5.2500	11/25/33	43,237
740,387	Alternative Loan Trust Series 2004-8CB M3(d)	US0001M + 2.850%	6.6430	06/25/34	986,922

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
370,200	Alternative Loan Trust Series 2005-43 5A1(b)		5.3080	09/25/35	$335,391
981,192	Alternative Loan Trust Series 2006-OC2 2A3(d)	TSFR1M + 0.694%	4.3730	02/25/36	922,854
1,468,738	Alternative Loan Trust Series 2006-J6 A2(c),(d)	-(TSFR1M + 0.114%) + 5.500%	1.7070	09/25/36	153,411
1,203,883	Alternative Loan Trust Series 2006-J6 A1(d)	TSFR1M + 0.614%	2.2970	09/25/36	419,361
624,639	Alternative Loan Trust Series 2006-32CB A2(c),(d)	-(TSFR1M + 0.114%) + 5.330%	1.5370	11/25/36	56,172
376,288	Alternative Loan Trust Series 2006-32CB A1(d)	TSFR1M + 0.784%	2.8130	11/25/36	162,411
325,132	Alternative Loan Trust Series 2004-2CB 4A1		5.0000	08/25/54	322,520
6,086,264	American Home Mortgage Investment Trust Series 2005-2 5A4D(g)		5.8280	09/25/35	4,401,576
328,015	Ameriquest Mortgage Securities Asset-Backed Series 2002-3 M3(d)	TSFR1M + 2.964%	6.6430	08/25/32	326,266
80,498	Ameriquest Mortgage Securities Asset-Backed Series 2003-AR1 M3(d)	TSFR1M + 4.614%	3.5110	01/25/33	79,508
992,136	Ameriquest Mortgage Securities Asset-Backed Series 2004-R3 M4(d)	TSFR1M + 2.874%	6.5530	05/25/34	937,378
436,232	Ameriquest Mortgage Securities Asset-Backed(d)	TSFR1M + 1.224%	4.9030	03/25/35	431,821
100,466	Ameriquest Mortgage Securities, Inc. Asset Backed Series R1 M1(d)	TSFR1M + 0.909%	4.5880	02/25/34	128,566
93,436	Ameriquest Mortgage Securities, Inc. Asset Backed Pass Through Certificates Series AR1 M1(d)	TSFR1M + 1.179%	3.5330	09/25/32	97,529
2,063,927	Ameriquest Mortgage Securities, Inc. Asset Backed Pass Through Certificates Series 2002-C M1(d)	TSFR1M + 3.489%	7.1680	11/25/32	2,195,741
402,695	Ameriquest Mortgage Securities, Inc. Asset-Backed Series AR3 M5(d)	TSFR1M + 5.739%	3.1050	06/25/33	377,649
696,535	Ameriquest Mortgage Securities, Inc. Asset-Backed Series 11 M6(d)	TSFR1M + 5.739%	5.2840	11/25/33	704,206
646,933	Ameriquest Mortgage Securities, Inc. Asset-Backed Series R1 A2(d)	TSFR1M + 0.714%	4.3930	02/25/34	654,799
98,395	Amortizing Residential Collateral Trust Series 2002-BC5 M2(d)	TSFR1M + 1.914%	5.5930	07/25/32	118,878
171,979	Amresco Residential Securities Corporation Mort Loan Series 1999-1 M1(d)	TSFR1M + 0.864%	5.0400	11/25/29	147,301
889,697	Argent Securities, Inc. Asset-Backed Pass-Through Series 2003-W3 M5(d)	TSFR1M + 5.739%	4.2290	09/25/33	792,984
296,905	Argent Securities, Inc. Asset-Backed Pass-Through Series W6 AV1(d)	TSFR1M + 0.974%	4.6530	01/25/34	292,052
120,212	Argent Securities, Inc. Asset-Backed Pass-Through Series W9 M1(d)	TSFR1M + 0.984%	4.2250	06/26/34	130,152
222,831	Argent Securities, Inc. Asset-Backed Pass-Through Series W11 M3(d)	TSFR1M + 1.239%	4.9180	11/25/34	227,683
57,026	Argent Securities, Inc. Asset-Backed Pass-Through Series W2 M1(d)	TSFR1M + 0.849%	4.5280	10/25/35	56,903
2,431,467	Asset Backed Securities Corporation Home Equity Loan Series 2003-HE1 M3(d)	TSFR1M + 5.364%	9.0370	01/15/33	2,259,008
174,919	Asset Backed Securities Corporation Home Equity Loan Series HE6 A2(d)	TSFR1M + 0.794%	4.4730	11/25/33	216,209
1,056,357	Asset Backed Securities Corporation Home Equity Loan Series HE6 A3B(d)	TSFR1M + 1.074%	4.7530	11/25/33	1,086,198
466,327	Banc of America Alternative Loan Trust Series 2006-4 1A2(c),(d)	-(TSFR1M + 0.114%) + 5.150%	1.3570	05/25/46	24,113

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
462,096	Banc of America Alternative Loan Trust Series 2006-4 1A1(d)	TSFR1M + 0.964%	4.6430	05/25/46	$400,170
253,245	Banc of America Alternative Loan Trust Series 2006-4 1A3		6.0000	05/25/46	231,129
204,370	Banc of America Alternative Loan Trust Series 2006-4 1A4		6.0000	05/25/46	186,518
537,534	Banc of America Alternative Loan Trust Series 2006-4 1A5		6.0000	05/25/46	490,590
955,647	Banc of America Funding Corporation Series 2008-1 A2(b)		4.4260	09/25/48	932,660
530,409	Banc of America Funding Trust Series 2016-R2 1A2(b),(e)		13.0130	05/01/33	551,472
43,286	Banc of America Funding Trust Series 2003-1 B2		6.0000	05/20/33	9,621
37,011	Banc of America Funding Trust Series 2007-4 5A1		5.5000	11/25/34	32,447
361,233	Banc of America Funding Trust Series 2004-B 6A1(b)		2.7880	12/20/34	305,597
116,007	Banc of America Funding Trust Series 2005-B 1A1(b)		5.3010	04/20/35	114,082
955,511	Banc of America Funding Trust Series 2005-E 2A1(b)		4.0360	05/20/35	871,708
1,940,199	Banc of America Funding Trust Series 2015-R8 3A2(b),(e)		4.4680	08/26/35	1,544,204
42,433	Banc of America Funding Trust Series 2005-8 30PO(h)		0.0000	01/25/36	27,853
1,076,478	Banc of America Funding Trust Series 2006-A 5A1(b)		3.5220	02/20/36	1,029,467
610,607	Banc of America Funding Trust Series 2006-A 4A1(b)		5.3550	02/20/36	575,631
357,934	Banc of America Funding Trust Series 2006-B 7A1(b)		4.1770	03/20/36	316,689
146,365	Banc of America Funding Trust Series 2006-B 1A1(b)		6.1210	03/20/36	143,013
521,990	Banc of America Funding Trust Series 2006-C 4A1(b)		5.3950	04/20/36	482,396
463,856	Banc of America Funding Trust Series 2006-D 2A1(b)		3.4990	05/20/36	437,302
1,003	Banc of America Funding Trust Series 2006-G 3A3(d)	TSFR12M + 2.465%	5.9390	07/20/36	998
104,781	Banc of America Funding Trust Series 2006-F 1A2(b)		6.0460	07/20/36	89,153
87,360	Banc of America Funding Trust Series 2006-I 5A1(b)		3.3970	10/20/46	76,259
226,654	Banc of America Funding Trust Series 2006-J 4A1(b)		4.7520	01/20/47	197,611
1,132,757	Banc of America Funding Trust Series 2007-5 7A5		6.5000	07/25/47	877,390
308,396	Banc of America Funding Trust Series 2007-8 3A1		6.0000	08/25/53	168,092
3,727,849	Banc of America Mortgage Trust Series 2004-G 3A1(b)		5.1610	08/25/34	2,447,246
28,404	Banc of America Mortgage Trust Series 2005-A 2A2(b)		4.7580	02/25/35	27,896
574,627	Banc of America Mortgage Trust Series 2005-G 4A3(b)		3.4820	08/25/35	524,468
565,471	Banc of America Mortgage Trust Series 2005-I 4A1(b)		6.6030	10/25/35	569,142
2,342	Banc of America Mortgage Trust Series 2006-A 1A1(b)		6.2440	02/25/36	2,242
57,318	Banc of America Mortgage Trust Series 2006-B 2A1(b)		4.9460	11/20/46	51,429
937,149	Bayview Financial Asset Trust Series 2007-SR1A A(d),(e)	TSFR1M + 0.564%	4.2430	03/25/37	948,422
2,334,738	Bayview Financial Asset Trust Series 2007-SR1A M1(d),(e)	TSFR1M + 0.914%	4.5930	03/25/37	2,366,096
1,526,935	Bayview Financial Asset Trust Series 2007-SR1A M2(d),(e)	TSFR1M + 1.014%	4.6930	03/25/37	1,551,641

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
911,117	Bayview Financial Asset Trust Series 2007-SR1A M3(d),(e)	TSFR1M + 1.264%	4.9430	03/25/37	$933,710
2,211,087	Bayview Financial Asset Trust Series 2007-SR1A M4(d),(e)	TSFR1M + 1.614%	5.2930	03/25/37	2,244,982
641,127	Bayview Financial Mortgage Pass-Through Trust Series D M2(b)		5.5000	12/28/35	630,074
260,719	Bayview Financial Mortgage Pass-Through Trust Series A B1(d)	TSFR1M + 4.239%	7.9130	02/28/44	320,092
581,819	Bayview Financial Mortgage Pass-Through Trust Series 2004-D B2(d)	US0001M + 5.250%	9.0380	08/28/44	612,134
4,203,428	BCAP, LLC Trust Series 2013-RR7 4A4(b),(e)		4.0380	12/27/34	4,112,906
987,596	BCAP, LLC Trust Series 2011-RR5-I 6A2(b),(e)		4.5620	02/26/36	924,281
1,598,204	BCAP, LLC Trust Series 2009-RR10 1A2(b),(e)		6.0000	02/26/36	1,559,267
1,800,187	BCAP, LLC Trust Series 2011-RR4-I 1A6(b),(e)		4.5300	03/26/36	1,130,025
651,779	BCAP, LLC Trust Series 2010-RR11 3A3(b),(e)		4.1980	06/27/36	627,754
3,516,515	BCAP, LLC Trust Series 2012-RR8 4A6(b),(e)		2.7040	11/20/36	3,049,991
1,273,748	BCMSC Trust Series 1998-B M1(b)		6.8100	10/15/28	1,262,100
775,611	BCMSC Trust Series 1998-C M1(b)		7.5100	01/15/29	772,749
460,054	BCMSC Trust Series 1999-A M1(b)		6.7850	03/15/29	456,587
4,944,914	BCMSC Trust Series 1999-B A5(b)		0.5200	12/15/29	259,610
731,888	BCMSC Trust Series 1999-B A2(b)		0.5200	12/15/29	36,023
611,382	BCMSC Trust Series 1999-B A3(b)		0.5200	12/15/29	30,976
737,790	BCMSC Trust Series 1999-B A6(b)		0.5200	12/15/29	40,912
121,126	Bear Stearns ALT-A Trust Series 2004-12 2A4(b)		4.1830	01/25/35	116,250
1,271,301	Bear Stearns ALT-A Trust Series 2005-10 11A1(d)	TSFR1M + 0.614%	4.2930	01/25/36	1,244,684
1,924,295	Bear Stearns ALT-A Trust Series 2006-1 11A1(d)	TSFR1M + 0.594%	4.2730	02/25/36	1,846,846
366,798	Bear Stearns ALT-A Trust Series 2006-3 35A1(b)		2.8010	05/25/36	172,833
47,648	Bear Stearns ALT-A Trust Series 2006-3 33A1(b)		5.1460	05/25/36	28,621
1,103,902	Bear Stearns ALT-A Trust Series 2007-1 1A1(d)	TSFR1M + 0.434%	4.1130	01/25/47	1,039,598
181,715	Bear Stearns ARM Trust Series 2004-9 23A1(b)		7.2500	11/25/34	181,169
680,081	Bear Stearns ARM Trust Series 2005-6 3A1(b)		5.8770	08/25/35	668,178
194,609	Bear Stearns ARM Trust Series 2006-4 1A1(b)		6.1230	10/25/36	194,471
819,782	Bear Stearns ARM Trust Series 2007-4 22A1(b)		4.2430	06/25/47	741,315
46,156	Bear Stearns ARM Trust Series 2007-5 3A1(b)		4.4830	08/25/47	40,879
2,654,116	Bear Stearns ARM Trust Series 2007-5 2A1(b)		4.7390	08/25/47	2,446,671
140,302	Bear Stearns Asset Backed Securities I Trust Series 2004-HE7 M1(d)	US0001M + 0.900%	4.6930	08/25/34	138,356
1,722,404	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M4(d)	TSFR1M + 2.814%	5.7550	09/25/34	1,699,083
536,808	Bear Stearns Asset Backed Securities I Trust Series 2004-BO1 M9A(d)	TSFR1M + 6.114%	9.7930	10/25/34	536,178
1,006,367	Bear Stearns Asset Backed Securities I Trust Series TC1 M7(d)	TSFR1M + 4.614%	5.3510	05/25/35	1,079,865

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
960,825	Bear Stearns Asset Backed Securities I Trust Series 2005-TC1 M6(d)	TSFR1M + 2.664%	5.3510	05/25/35	$985,938
377,670	Bear Stearns Asset Backed Securities I Trust Series TC1 M5(d)	TSFR1M + 2.064%	5.3510	05/25/35	383,245
117,615	Bear Stearns Asset Backed Securities I Trust Series 2005-AC5 1A1(d)	TSFR1M + 1.114%	4.7930	08/25/35	66,920
3,547,332	Bear Stearns Asset Backed Securities I Trust Series 2005-TC2 M8(d),(e)	TSFR1M + 4.614%	5.4320	08/25/35	3,659,814
4,243,111	Bear Stearns Asset Backed Securities I Trust Series HE11 M4(d)	TSFR1M + 1.089%	4.7680	11/25/35	4,159,022
2,412,279	Bear Stearns Asset Backed Securities I Trust Series HE10 1M2(d)	TSFR1M + 0.464%	4.3180	12/25/36	2,381,604
1,989,349	Bear Stearns Asset Backed Securities I Trust Series 2007-HE1 2M1(d)	TSFR1M + 0.384%	4.1980	01/25/37	1,938,354
302,848	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 A1(g)		5.7500	10/25/33	373,746
333,317	Bear Stearns Asset Backed Securities Trust Series 2003-SD1 A(d)	TSFR1M + 1.014%	4.6930	12/25/33	352,922
755,078	Bear Stearns Asset Backed Securities Trust Series SD3 M3(g)		6.0000	09/25/34	852,175
3,297,000	Bear Stearns Asset Backed Securities Trust Series 2005-3 M3(d)	TSFR1M + 3.114%	6.7930	09/25/35	3,401,213
1,788,000	Bear Stearns Asset Backed Securities Trust Series 2006-SD1 M4(d)	TSFR1M + 2.364%	6.0430	04/25/36	1,912,219
2,778,189	Bear Stearns Asset Backed Securities Trust Series 2006-2 M7(d)	TSFR1M + 3.864%	7.5430	07/25/36	2,680,697
11,808	Bear Stearns Asset Backed Securities Trust Series 2006-SD3 1A1A		5.5000	08/25/36	11,949
1,549,855	Bear Stearns Asset Backed Securities Trust Series 2007-1 M1(d)	TSFR1M + 1.164%	4.8430	01/25/37	1,634,139
277,237	Bear Stearns Asset Backed Securities Trust Series 2005-SD3 2M4(d)	TSFR1M + 3.264%	6.9430	11/25/39	324,008
902,000	Bear Stearns Asset Backed Securities Trust Series 2005-SD4 2M4(d)	TSFR1M + 3.264%	6.9430	12/25/42	1,054,706
305,997	Bear Stearns Asset Backed Securities Trust Series 2005-SD4 2M3(d)	TSFR1M + 3.264%	6.9430	12/25/42	378,253
2,581,107	Bear Stearns Asset Backed Securities Trust Series SD2 2M3(d)	TSFR1M + 3.864%	7.5430	12/25/44	3,255,518
23,965	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1PO(h)		0.0000	09/25/46	17,814
118,903	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1A1B		5.5000	09/25/46	111,946
388,701	Bear Stearns Mortgage Funding Trust Series 2006-SL5 1A(d)	TSFR1M + 0.414%	4.0930	12/25/36	731,136
24,050,000	Bear Stearns Mortgage Funding Trust Series 2007-SL1 2A(d)	US0001M + 0.300%	4.0900	03/25/37	—
1,714,970	Bear Stearns Mortgage Funding Trust Series 2007-SL1 1A(d)	US0001M + 0.320%	4.1130	03/25/37	2,546,836
207,571	Bond Securitization Trust Series 2003-1 X(b),(f)		0.0000	10/25/34	190,965
67,366	CDC Mortgage Capital Trust Series 2002-HE1 M(d)	TSFR1M + 1.989%	5.6680	01/25/33	844,405
13,796,902	Centex Home Equity Loan Trust Series 2004-A XIO(f)		0.0000	01/25/34	2,492,300
90,505	Centex Home Equity Loan Trust Series 2004-C M2(d)	TSFR1M + 0.909%	4.5880	06/25/34	89,293
93,681	Centex Home Equity Loan Trust Series 2004-D MF2(g)		6.0600	09/25/34	94,300
14,446	Chase Funding Loan Acquisition Trust Series OPT1 M2(d)	TSFR1M + 1.614%	5.2930	06/25/34	15,255
34,275	Chase Funding Trust Series 2003-6 1A7(g)		4.8560	11/25/34	33,904
201,046	Chase Funding Trust Series Series 2003-3 2B(d)	TSFR1M + 4.614%	8.2930	05/25/32	194,401
106,639	Chase Funding Trust Series Series 2004-2 2M2(d)	TSFR1M + 1.614%	5.2930	02/26/35	91,679
903,634	ChaseFlex Trust Series 2005-2 3A4		7.5000	06/25/35	539,767

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
282,149	CHL Mortgage Pass-Through Trust Series 2003-53 M(b)		6.1780	02/19/34	$279,467
181,987	CHL Mortgage Pass-Through Trust Series 2004-2 2A1(b)		4.4370	02/25/34	169,451
172,673	CHL Mortgage Pass-Through Trust Series 2004-5 2A7		5.0000	05/25/34	167,434
1,128,699	CHL Mortgage Pass-Through Trust Series 2004-7 6A1(b)		5.3660	05/25/34	1,095,331
29,635	CHL Mortgage Pass-Through Trust Series 2004-8 1A6(h)		0.0000	07/25/34	24,812
1,673,623	CHL Mortgage Pass-Through Trust Series 2004-25 2A1(d)	TSFR1M + 0.794%	4.4730	02/25/35	1,583,279
1,157	CHL Mortgage Pass-Through Trust Series 2005-7 2A2(d)	TSFR1M + 0.834%	4.5130	03/25/35	585
1,639,267	CHL Mortgage Pass-Through Trust Series 2005-11 3A3(b)		3.5980	04/25/35	1,094,032
208,145	CHL Mortgage Pass-Through Trust Series 2005-J2 3A12		5.0000	08/25/35	122,637
669,758	CHL Mortgage Pass-Through Trust Series 2005-31 2A3(b)		4.3500	01/25/36	615,195
168,559	CHL Mortgage Pass-Through Trust Series 2006-J1 2A1		5.5000	02/25/36	165,769
89,580	CHL Mortgage Pass-Through Trust Series 2007-J2 1A1		6.0000	07/25/37	83,784
237,012	CIT Home Equity Loan Trust Series 2002-2 MV2(d)	TSFR1M + 2.004%	5.6830	11/25/31	484,102
567,617	CIT Home Equity Loan Trust Series 2002-1 AF7(g)		6.1100	02/25/33	566,295
70,610	Citicorp Mortgage Securities Trust Series 2006-1 1A4		6.0000	02/25/36	65,805
153,307	Citicorp Mortgage Securities, Inc. Series 2005-2 1A3		5.5000	03/25/35	136,064
84,472	Citigroup Mortgage Loan Trust Series 2004-HYB2 3A(b)		5.3820	03/25/34	73,098
13,023	Citigroup Mortgage Loan Trust Series 2013-8 1A2(b),(e)		5.3000	05/25/35	12,204
172,494	Citigroup Mortgage Loan Trust Series 2009-4 7A5(b),(e)		5.4960	05/25/35	162,759
199,180	Citigroup Mortgage Loan Trust Series 2006-AR2 1A2(b)		5.0800	03/25/36	196,401
247,662	Citigroup Mortgage Loan Trust Series 2013-8 2A2(b),(e)		5.0870	11/25/36	161,733
1,086,367	Citigroup Mortgage Loan Trust Series 2008-RR1 A1A1(d),(e)	TSFR1M + 0.184%	3.8630	01/25/37	970,887
1,116,093	Citigroup Mortgage Loan Trust Series 2007-6 1A4A(b)		4.5710	03/25/37	1,108,319
528,859	Citigroup Mortgage Loan Trust, Inc. Series 2004-RR1 2A1(d),(e)	TSFR1M + 0.514%	4.1930	01/25/29	504,944
3,020,203	Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3 M4(d)	TSFR1M + 4.614%	8.2930	12/25/33	3,459,990
26,006	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 2CB3		8.0000	08/25/34	27,090
226,910	Citigroup Mortgage Loan Trust, Inc. Series 2004-RES1 M7(d)	TSFR1M + 2.739%	6.4180	11/25/34	918,857
677,347	Citigroup Mortgage Loan Trust, Inc. Series 5 1A5(b)		2.9850	08/25/35	588,108
855,819	Citigroup Mortgage Loan Trust, Inc. Series 2005-9 2A3		5.7500	11/25/35	676,636
47,266	Citigroup Mortgage Loan Trust, Inc.(d),(e)	TSFR1M + 3.114%	7.1060	07/25/44	316,734
48,563	CitiMortgage Alternative Loan Trust Series 2007-A1 1APO(h)		0.0000	01/25/37	26,818
128,612	CitiMortgage Alternative Loan Trust Series 2007-A1 1A9(c),(d)	-(TSFR1M + 0.114%) + 5.400%	1.6070	01/25/37	9,178
13,459	CitiMortgage Alternative Loan Trust Series 2007-A1 1A1		6.0000	01/25/37	12,184
11,151,101	Conseco Finance Corporation Series 7 B2(b)		0.0820	10/15/26	101,961

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
321,594	Conseco Finance Corporation Series 1996-8 B1(b)		7.9500	11/15/26	$323,504
1,012,313	Conseco Finance Corporation Series 6 B1(b)		8.0000	09/15/27	1,017,987
1,671,476	Conseco Finance Corporation Series 1997-8 M1(b)		7.0200	10/15/27	1,695,210
548,508	Conseco Finance Corporation Series 9 B1(b)		7.6500	01/15/28	553,495
2,178,679	Conseco Finance Corporation Series 1997-3 M1(b)		7.5300	03/15/28	2,206,079
924,004	Conseco Finance Corporation Series 1997-2 M1(b)		7.5400	06/15/28	968,621
2,681,154	Conseco Finance Corporation Series 7 M1(b)		7.0300	07/15/28	2,715,225
1,255,932	Conseco Finance Corporation Series 1996-10 B1(b)		7.2400	11/15/28	1,268,709
132,893	Conseco Finance Corporation Series 1998-2 M1(b)		6.9400	12/01/28	133,890
152,064	Conseco Finance Corporation Series 4 M1(b)		7.2200	02/15/29	152,608
2,475,193	Conseco Finance Corporation(b)		6.9700	05/15/29	2,512,587
1,683,826	Conseco Finance Corporation Series 3 M1(b)		6.8600	03/01/30	1,731,181
143,934	Conseco Finance Corporation(b)		6.9800	09/01/30	145,299
325,566	Conseco Finance Corporation Series 3 A9(b)		6.5300	02/01/31	292,605
1,008,785	Conseco Finance Corporation Series 3 A8(b)		7.0600	02/01/31	921,274
1,578,082	Conseco Finance Securitizations Corporation Series 6 A1(b),(e)		2.1460	06/01/30	359,183
179,190	Conseco Finance Securitizations Corporation Series 3 M1(b)		7.1500	05/01/33	184,708
1,893,154	Conseco Finance Securitizations Corporation Series 2002-1 M2(b)		9.5460	12/01/33	1,930,992
61,701	Contimortgage Home Equity Loan Trust Series 1996-4 A10(d)	TSFR1M + 0.594%	4.2670	01/15/28	49,201
219,722	Countrywide Asset-Backed Certificates Series BC2 B(d)	TSFR1M + 4.464%	8.1430	08/25/33	248,748
379,782	Countrywide Asset-Backed Certificates Series 2004-BC2 M5(d)	TSFR1M + 2.739%	6.4180	10/25/33	391,127
19,201	Countrywide Asset-Backed Certificates Series 2004-S1 M1(g)		5.2520	02/25/35	19,139
921,539	Countrywide Asset-Backed Certificates Series 2006-13 1AF5(g)		3.9240	01/25/37	807,380
49,952	Countrywide Home Equity Loan Trust Series 2006-HW 2A1A(d)	TSFR1M + 0.264%	3.9370	11/15/36	42,725
2,769,832	Countrywide Home Equity Loan Trust Series 2006-HW 2A1B(d)	TSFR1M + 0.264%	3.9370	11/15/36	2,319,099
166,679	Credit Suisse First Boston Mortgage Securities Series 2005-8 6A1		5.5000	08/25/30	87,162
344,651	Credit Suisse First Boston Mortgage Securities Series MH29 B1(b)		8.1000	09/25/31	348,881
89,435	Credit Suisse First Boston Mortgage Securities Series AR2 2M2(d)	TSFR1M + 2.514%	6.1930	02/25/32	102,539
203,871	Credit Suisse First Boston Mortgage Securities Series 2002-P1A A(b),(e)		4.4590	03/25/32	198,146
101,077	Credit Suisse First Boston Mortgage Securities Series 2002-18 1M2(b)		7.0000	06/25/32	98,808
409,427	Credit Suisse First Boston Mortgage Securities Series 2002-HE1 A2(d)	TSFR1M + 0.854%	4.0310	08/25/32	398,290
594,781	Credit Suisse First Boston Mortgage Securities Series HE16 B1(d)	TSFR1M + 2.914%	6.5930	10/25/32	737,637
55,512	Credit Suisse First Boston Mortgage Securities Series 2002-AR31 CB1(b)		6.5220	11/25/32	54,558
14,156	Credit Suisse First Boston Mortgage Securities Series 2002-AR31 CB2(b)		6.5220	11/25/32	13,947

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
34,479	Credit Suisse First Boston Mortgage Securities Series 2003-8 CB2(b)		5.6750	04/25/33	$32,841
140,057	Credit Suisse First Boston Mortgage Securities Series AR26 9M3(d)	TSFR1M + 2.864%	6.5430	11/25/33	146,785
760,441	Credit Suisse First Boston Mortgage Securities Series 2004-AR1 6M2(d)	TSFR1M + 2.214%	5.8930	02/25/34	898,067
693,258	Credit Suisse First Boston Mortgage Securities Series 2004-FRE1 B3(d)	TSFR1M + 3.364%	3.9370	04/25/34	651,950
49,902	Credit Suisse First Boston Mortgage Securities Series 2004-5 5A1		5.0000	09/25/34	42,973
657,636	Credit Suisse First Boston Mortgage Securities Series 2005-12 5A1		5.2500	01/25/36	569,882
4,118,107	Credit Suisse First Boston Mortgage Securities Series CF1 B(d),(e)	TSFR1M + 2.964%	6.6380	03/25/45	4,889,783
373	Credit-Based Asset Servicing and Securitization Series 1999-3 A(b),(e)		3.1650	02/03/29	354
2,532,422	Credit-Based Asset Servicing and Securitization Series CB1 B2(d)	TSFR1M + 5.889%	9.5680	02/25/30	2,453,142
876,565	Credit-Based Asset Servicing and Securitization Series 2002-CB2 M2(d)	TSFR1M + 2.064%	5.7430	04/25/32	938,863
53,377	Credit-Based Asset Servicing and Securitization Series CB4 M1(d)	TSFR1M + 1.239%	4.9180	02/25/33	63,732
668,943	Credit-Based Asset Servicing and Securitization Series 2003-RP1 M2(d),(e)	TSFR1M + 4.614%	8.2930	03/25/33	583,807
4,464,000	Credit-Based Asset Servicing and Securitization Series RP1 B3(e),(g)		5.9000	04/25/36	5,202,263
528,018	Credit-Based Asset Servicing and Securitization Series 2006-RP2 M1(d),(e)	TSFR1M + 1.164%	4.8430	07/25/36	624,703
248,255	Credit-Based Asset Servicing and Securitization Series 2006-CB2 AF4(g)		2.9210	12/25/36	202,377
710,632	Credit-Based Asset Servicing and Securitization Series 2007-SL1A A2(d),(e)	TSFR1M + 0.574%	4.2530	02/25/37	582,005
775,268	Credit-Based Asset Servicing and Securitization Series 2004-RP1 M3(d),(e)	TSFR1M + 3.114%	6.7930	05/25/50	773,680
553,042	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-AGE1 B3(d)	TSFR1M + 4.114%	7.7930	02/25/32	646,950
481,775	CSFB Mortgage-Backed Pass-Through Certificates Series 2002-29 2B1		7.0000	10/25/32	488,207
6,573	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR18 4M3(d)	TSFR1M + 3.014%	6.6930	07/25/33	6,547
182,685	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 8A1		6.0000	11/25/33	184,912
460,411	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9 4A2(d)	TSFR1M + 0.464%	4.1430	10/25/35	388,170
55,436	CSMC Series 2011-6R 4A2(b),(e)		3.8390	04/28/37	52,661
506,393	CSMC Mortgage-Backed Trust Series 2007-1 5A13		6.0000	02/25/37	261,855
121,503	CSMC Mortgage-Backed Trust Series 2007-3 4A6(d)	TSFR1M + 0.364%	4.0430	04/25/37	92,930
147,428	CSMC Mortgage-Backed Trust Series 2007-3 3A4		5.0000	04/25/37	120,128
2,303,021	CSMC Mortgage-Backed Trust Series 2007-4 5A1		1.0390	06/25/37	348,058
168,483	CSMC Mortgage-Backed Trust Series 2007-4 1A1(d)	TSFR1M + 0.514%	4.1930	06/25/37	86,648
961,688	CWABS Asset-Backed Certificates Trust Series 2004-10 MV4(d)	TSFR1M + 1.689%	4.2120	12/25/34	910,498
3,138,631	CWABS Asset-Backed Certificates Trust Series 2005-13 AF5(g)		6.5520	04/25/36	2,824,822
1,275,267	CWABS Asset-Backed Certificates Trust Series 2005-17 1AF4(g)		6.5470	05/25/36	1,054,244

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
4,486,746	CWABS Asset-Backed Certificates Trust Series 2006-14 M1(d)	TSFR1M + 0.549%	4.2280	02/25/37	$4,814,383
1,616,912	CWABS Asset-Backed Certificates Trust Series 2007-4 A5W(g)		4.2290	04/25/47	1,316,506
29,334	CWABS Revolving Home Equity Loan Trust Series 2004-O 2A(d)	TSFR1M + 0.394%	4.0670	02/15/34	29,206
228,950	CWABS, Inc. Asset-Backed Certificates Series 2004-1 M1(d)	TSFR1M + 0.864%	4.5430	03/25/34	238,278
217,606	CWABS, Inc. Asset-Backed Certificates Trust Series 2004-4 B(d)	US0001M + 4.500%	8.2930	08/25/33	324,698
324,881	CWHEQ Home Equity Loan Trust Series 2006-S6 A5(b)		5.9620	03/25/34	310,775
938,615	CWHEQ Home Equity Loan Trust Series 2006-S5 A5		6.1550	06/25/35	1,469,958
123,796	CWHEQ Home Equity Loan Trust Series 2006-S7 A5(b)		5.9450	11/25/35	124,305
288,755	CWHEQ Revolving Home Equity Loan Trust Series 2005-K 2A4(d)	TSFR1M + 0.454%	4.1270	02/15/36	274,508
55,828	CWHEQ Revolving Home Equity Loan Trust Series 2006-I 1A(d)	US0001M + 0.140%	3.9270	01/15/37	54,221
4,252,509	CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A(d)	TSFR1M + 0.254%	3.9270	01/15/37	4,113,520
2,394,727	CWHEQ Revolving Home Equity Loan Trust Series Series C 2A(d)	TSFR1M + 0.294%	3.9670	07/15/35	2,302,252
1,394,262	CWHEQ Revolving Home Equity Loan Trust Series Series D 2A(d)	TSFR1M + 0.304%	3.9770	11/15/35	1,340,311
2,782,745	CWHEQ Revolving Home Equity Loan Trust Series Series J 1A(d)	TSFR1M + 0.364%	4.0370	02/15/36	2,675,128
2,405,360	CWHEQ Revolving Home Equity Loan Trust Series Series J 2A(d)	TSFR1M + 0.364%	4.0370	02/15/36	2,312,105
1,825,742	CWHEQ Revolving Home Equity Loan Trust Series Series B A(d)	TSFR1M + 0.264%	3.9370	02/15/37	1,739,736
807,550	CWHEQ Revolving Home Equity Loan Trust Series Series A A(d)	TSFR1M + 0.234%	3.9070	04/15/37	772,056
371,143	Delta Funding Home Equity Loan Trust Series 1999-3 A1F(g)		7.9620	09/15/29	352,957
14,284,089	Deutsche Alt-A Securities Mortgage Loan Trust Series AR3 1A2(d)	TSFR1M + 0.534%	4.2130	06/25/37	12,526,818
1,211,776	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-1 1A4A(d)	TSFR1M + 0.334%	4.0130	08/25/37	1,072,384
85,566	Deutsche Alt-B Securities, Inc. Mortgage Loan Trust Series 2006-AB1 A3(g)		6.3650	02/25/36	80,077
123,186	Deutsche Alt-B Securities, Inc. Mortgage Loan Trust Series 2006-AB2 A3(b)		6.2700	06/25/36	112,157
751,350	Deutsche Financial Capital Securitization, LLC Series 1998-I B1		7.2750	04/15/28	747,779
654,327	Deutsche Mortgage Securities, Inc. Mortgage Loan Series 2006-PR1 3AF1(d),(e)	TSFR1M + 0.394%	4.0670	04/15/36	604,233
1,653,448	Deutsche Mortgage Securities, Inc. Mortgage Loan Series 2006-PR1 3AF2(d),(e)	TSFR1M + 0.394%	4.0670	04/15/36	1,526,862
486,676	Deutsche Mortgage Securities, Inc. Mortgage Loan Series 2006-PR1 4AF1(d),(e)	TSFR1M + 0.404%	4.0770	04/15/36	448,426
24,340	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-1 B2(b)		5.5000	09/25/33	23,804
133,177	DSLA Mortgage Loan Trust Series 2004-AR1 A2B(d)	TSFR1M + 0.954%	4.6310	09/19/44	120,030
524,160	DSLA Mortgage Loan Trust Series 2004-AR2 A2B(d)	TSFR1M + 0.914%	4.5910	11/19/44	490,395
803,311	DSLA Mortgage Loan Trust Series 2004-AR2 A1B(d)	TSFR1M + 0.914%	4.5910	11/19/44	746,337
1,414,270	DSLA Mortgage Loan Trust Series 2005-AR3 2A1B(d)	TSFR1M + 0.594%	4.2710	07/19/45	1,310,796

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
4,141,203	DSLA Mortgage Loan Trust Series 2007-AR1 1A1B(d)	TSFR1M + 0.254%	3.9310	04/19/47	$3,293,932
201,039	Equity One Mortgage Pass-Through Trust Series 2002-1 M1(b)		6.2820	08/25/32	199,359
209,469	Finance America Mortgage Loan Trust Series 2004-3 M2(d)	TSFR1M + 1.059%	4.7380	11/25/34	201,611
195,762	Finance America Mortgage Loan Trust Series 2004-3 M3(d)	TSFR1M + 1.134%	4.8130	11/25/34	183,591
248,998	First Franklin Mortgage Loan Trust Series 2002-FF1 M2(d)	TSFR1M + 1.914%	5.5930	04/25/32	251,774
7,920	First Franklin Mortgage Loan Trust Series 2003-FFB X(b),(f)		0.0000	02/25/33	—
893,839	First Franklin Mortgage Loan Trust Series 2003-FF1(d)	TSFR1M + 2.739%	6.4180	03/25/33	1,238,601
157,074	First Franklin Mortgage Loan Trust Series 2004-FF2 M5(d)	TSFR1M + 1.614%	5.2930	03/25/34	155,919
4,807,869	First Franklin Mortgage Loan Trust Series 2004-FFH2 M4(d)	TSFR1M + 1.689%	5.3680	06/25/34	4,479,892
253,411	First Franklin Mortgage Loan Trust Series 2004-FF5 A3C(d)	TSFR1M + 1.114%	4.7930	08/25/34	238,937
1,057,710	First Franklin Mortgage Loan Trust Series 2004-FFH3 M4(d)	TSFR1M + 1.719%	4.4200	10/25/34	896,430
609,182	First Franklin Mortgage Loan Trust Series 2004-FFH3 M2(d)	TSFR1M + 1.044%	4.4220	10/25/34	604,080
146,492	First Franklin Mortgage Loan Trust Series 2005-FFH3 M3(d)	TSFR1M + 0.984%	4.6630	09/25/35	146,797
9,491	First Franklin Mortgage Loan Trust Series 2004-FFA X(e),(f)		0.0000	04/25/38	9,413
127,648	First Horizon Alternative Mortgage Securities Series 2004-AA5 2A1(b)		5.0030	12/25/34	122,138
330,932	First Horizon Alternative Mortgage Securities Series 2004-AA7 1A1(b)		4.3110	02/25/35	308,675
23,754	First Horizon Alternative Mortgage Securities Series 2005-AA1 1A1(b)		4.3410	03/25/35	13,131
1,725,535	First Horizon Alternative Mortgage Securities Series 2005-AA3 2A1(b)		3.1220	05/25/35	786,939
164,971	First Horizon Alternative Mortgage Securities Series 2005-AA5 1A1(b)		5.1860	07/25/35	81,337
1,112	First Horizon Alternative Mortgage Securities Series 2006-AA4 1A1(b),(f)		0.0000	07/25/36	—
9,110	First Horizon Mortgage Pass-Through Trust Series 2000-H 4B2(b)		5.9920	05/25/30	8,976
11,600	First Horizon Mortgage Pass-Through Trust Series 2000-H 3B1(b)		6.4510	05/25/30	11,538
136,778	First Horizon Mortgage Pass-Through Trust Series 2004-FL1 1A1(d)	TSFR1M + 0.384%	4.0630	02/25/35	128,074
133,780	First Horizon Mortgage Pass-Through Trust Series 2005-AR4 2A1(b)		4.6430	10/25/35	122,099
575,640	First Horizon Mortgage Pass-Through Trust Series 2005-AR6 3A1(b)		6.3750	01/25/36	412,442
455,020	First Horizon Mortgage Pass-Through Trust Series 2006-AR3 3A1(b)		3.5150	10/25/36	365,535
337,235	First Horizon Mortgage Pass-Through Trust Series 2004-AR1 3A1(b)		2.8770	05/25/37	280,107
30,983	First Horizon Mortgage Pass-Through Trust Series 2007-AR2 2A1(b)		2.1110	07/25/37	14,787
140,436	FirstCity Capital Home Equity Loan Trust Series 1998-2 A3(d),(e)	TSFR1M + 1.714%	5.3930	01/25/29	140,986
255,968	FirstCity Capital Home Equity Loan Trust Series 1998-2 A1(e)		6.9900	01/25/29	256,645
649,029	Floating Rate Mortgage Pass-through Certificates Series 2 M3(d)	TSFR1M + 3.039%	6.7180	10/25/31	732,621
139,592	Fremont Home Loan Trust Series 1999-3 A1(d)	TSFR1M + 0.824%	4.5030	12/25/29	137,281
160,873	Fremont Home Loan Trust Series 1999-3 A2(d)	TSFR1M + 0.904%	4.5830	12/25/29	157,727
1,001,064	Fremont Home Loan Trust Series 2003-1 M1(d)	TSFR1M + 1.389%	5.0680	02/25/33	1,148,543

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
1,070,792	Fremont Home Loan Trust Series 2002-2 M1(d)	TSFR1M + 1.839%	5.5180	10/25/33	$1,330,823
35,506	Fremont Home Loan Trust Series 2004-B M7(d)	TSFR1M + 3.114%	6.7930	05/25/34	33,001
1,476	Fremont Home Loan Trust Series 2005-A M3(d)	TSFR1M + 0.849%	4.5280	01/25/35	1,471
109,647	Global Mortgage Securitization Ltd. Series 2004-A A2(d),(e)	TSFR1M + 0.434%	4.1130	11/25/32	108,388
725,643	GMACM Home Equity Loan Trust Series 2004-HE3 A2VN(d),(e)	TSFR1M + 0.614%	4.2930	10/25/34	691,773
8,652	GMACM Home Equity Loan Trust Series 2005-HE1 A1VN(d),(e)	TSFR1M + 0.614%	4.2880	08/25/35	4,093
143,952	GMACM Home Equity Loan Trust Series 2005-HE3 A3(d)	TSFR1M + 0.614%	4.2930	02/25/36	140,340
689,776	GMACM Home Equity Loan Trust Series 2005-HE3 A1VN(d),(e)	TSFR1M + 0.614%	4.2930	02/25/36	645,737
677,966	GMACM Home Equity Loan Trust Series 2007-HE2 A1(d)	TSFR1M + 0.254%	3.9330	12/25/37	634,163
514,446	GMACM Home Equity Loan Trust Series 2007-HE2 A4(g)		7.4240	12/25/37	501,627
1,555,193	GMACM Mortgage Loan Trust Series 2005-AR4 3A1(b)		3.6890	07/19/35	1,348,122
255,779	GMACM Mortgage Loan Trust Series 2005-AR6 3A1(b)		3.7230	11/19/35	228,408
1,285,679	GreenPoint Mortgage Funding Trust Series 2006-AR2 4A1(d)	12MTA + 2.000%	5.9720	03/25/36	1,185,055
55,765	GreenPoint Mortgage Funding Trust Series 2006-AR3 4A1(d)	TSFR1M + 0.534%	4.2130	04/25/36	50,860
245,811	GreenPoint Mortgage Funding Trust Series 2005-AR4 1A1(d)	TSFR1M + 0.634%	4.3130	10/25/45	232,478
245,228	GreenPoint Mortgage Funding Trust Series 2005-AR4 3A1(d)	12MTA + 1.400%	5.2590	10/25/45	193,073
190,769	GreenPoint Mortgage Funding Trust Series 2005-AR5 3A1(d)	TSFR1M + 0.674%	4.3530	11/25/45	144,269
1,272,453	GreenPoint Mortgage Loan Trust Series 2004-1 A(d)	TSFR1M + 1.264%	4.9430	10/25/34	1,086,527
310,545	GreenPoint MTA Trust Series 2005-AR3 1A1(d)	TSFR1M + 0.594%	4.2730	08/25/45	265,857
1,542,740	GSAA Home Equity Trust Series 2004-5 M2(g)		4.2810	06/25/34	1,375,046
92,688	GSAA Home Equity Trust Series 2005-3 B1(d)	TSFR1M + 1.989%	5.6680	12/25/34	92,622
918,154	GSAA Home Equity Trust Series 2005-2 B3(d)	TSFR1M + 3.564%	7.2430	12/25/34	876,501
210,671	GSAA Home Equity Trust Series 2005-9 M2(d)	TSFR1M + 0.864%	4.5430	08/25/35	215,971
165,653	GSAA Home Equity Trust Series 2007-7 A4(d)	TSFR1M + 0.654%	4.3330	07/25/37	162,595
71,801	GSAMP Trust Series 2004-HE1 M1(d)	TSFR1M + 0.939%	4.6180	05/25/34	67,244
1,198,286	GSAMP Trust Series 2004-SD1 M2(d)	TSFR1M + 2.514%	6.1930	06/25/34	1,092,588
3,067,363	GSAMP Trust Series 2004-AR2 M2(d)	TSFR1M + 1.014%	4.6930	08/25/34	3,374,370
140,045	GSMPS Mortgage Loan Trust Series 1998-2 A(b),(e)		7.7500	05/19/27	117,569
48,560	GSMPS Mortgage Loan Trust Series 1998-3 A(b),(e)		5.1240	09/19/27	47,077
104,493	GSMPS Mortgage Loan Trust Series 1999-2 A(b),(e)		8.0000	09/19/27	99,835
40,040	GSMPS Mortgage Loan Trust Series 1998-1 A(b),(e)		8.0000	09/19/27	39,341
271,964	GSMPS Mortgage Loan Trust Series 2001-2 A(b),(e)		7.5000	06/19/32	267,171
79,350	GSR Mortgage Loan Trust Series 2003-1 B1(b)		5.2600	03/25/33	75,777
8,184	GSR Mortgage Loan Trust Series 2003-1 A2(d)	H15T1Y + 1.750%	5.2700	03/25/33	8,234

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
58,158	GSR Mortgage Loan Trust Series 2003-3F B3(b)		5.9290	04/25/33	$55,067
133,892	GSR Mortgage Loan Trust Series 2003-4F B3(b)		5.8870	05/25/33	134,458
33,162	GSR Mortgage Loan Trust Series 2003-9 A2(d)	TSFR12M + 2.465%	5.9390	08/25/33	32,848
7,025	GSR Mortgage Loan Trust Series 2004-15F 3A1(d)	TSFR1M + 0.414%	4.0930	12/25/34	6,264
187,582	GSR Mortgage Loan Trust Series 2005-1F 4A1(d)	TSFR1M + 0.414%	4.0930	01/25/35	175,084
46,298	GSR Mortgage Loan Trust Series 2005-7F 2A6		5.5000	09/25/35	45,890
83,749	GSR Mortgage Loan Trust Series 2005-AR5 1A1(b)		6.1450	10/25/35	80,468
195,746	GSR Mortgage Loan Trust Series 2005-AR7 5A1(b)		4.4590	11/25/35	166,852
901,285	GSR Mortgage Loan Trust Series 2005-8F 2A6		5.5000	11/25/35	866,796
390,467	GSR Mortgage Loan Trust Series 2005-8F 2A4		5.5000	11/25/35	375,395
292,582	GSR Mortgage Loan Trust Series 2005-8F 2A1		5.5000	11/25/35	281,289
102,523	GSR Mortgage Loan Trust Series 2006-1F 1A6(d)	TSFR1M + 1.064%	4.7430	02/25/36	1,200,652
985,426	GSR Mortgage Loan Trust Series 2006-2F 1A1		5.0000	02/25/36	908,940
700,467	GSR Mortgage Loan Trust Series 2006-1F 4A1		5.5000	02/25/36	492,535
4,588	GSR Mortgage Loan Trust Series 2006-1F 1A3		5.5000	02/25/36	58,945
2,999	GSR Mortgage Loan Trust Series 2006-1F 1A9		5.5000	02/25/36	24,035
1,163,691	GSR Mortgage Loan Trust Series 2006-2F 2A13		5.7500	02/25/36	1,017,705
1,375,017	GSR Mortgage Loan Trust Series 2006-2F 2A17		5.7500	02/25/36	1,202,520
2,604,000	GSR Mortgage Loan Trust Series 2006-4F 5A11(f)		0.0000	05/25/36	695,000
65,147,000	GSR Mortgage Loan Trust Series 2006-4F 2A2(f)		0.0000	05/25/36	924,000
875,000	GSR Mortgage Loan Trust Series 2006-4F 2A11		5.5000	05/25/36	525,000
27,195	GSR Mortgage Loan Trust Series 2006-5F 2A4		6.0000	06/25/36	91,532
144,754	GSR Mortgage Loan Trust Series 2006-5F 2A2		6.0000	06/25/36	487,209
73,465	GSR Mortgage Loan Trust Series 2006-5F 2A1		6.0000	06/25/36	247,265
8,768	GSR Mortgage Loan Trust Series 2006-7F 2A1		6.0000	08/25/36	1,511,273
15,206	GSR Mortgage Loan Trust Series 2006-10F 2A1		5.7500	12/25/36	1,213,324
61,355	GSR Mortgage Loan Trust Series 2007-1F 2A4		5.5000	01/25/37	158,879
109,890	GSR Mortgage Loan Trust Series 2007-1F 2A2		5.5000	01/25/37	701,210
731,445	GSR Mortgage Loan Trust Series 2007-1F 3A1		6.0000	01/25/37	423,256
402,796	GSR Mortgage Loan Trust Series 2007-AR1 3A1(b)		3.8390	03/25/37	353,414
1,045,161	GSR Mortgage Loan Trust Series 2007-AR1 1A1(b)		3.9820	03/25/37	486,632
167,127	GSR Mortgage Loan Trust Series 2007-AR2 5A1A(b)		5.2690	05/25/37	155,880
49,341	GSR Mortgage Loan Trust Series 2007-3F 2A1		5.7500	05/25/37	1,211,919
16,679	GSR Mortgage Loan Trust Series 2007-4F 1A1		5.0000	07/25/37	51,221

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
1,355,409	GSR Mortgage Loan Trust Series 2007-4F 2A1		5.7500	07/25/37	$3,172,578
30,975	HarborView Mortgage Loan Trust Series 2003-1 B1(b)		4.8100	05/19/33	22,374
441,525	HarborView Mortgage Loan Trust Series 2003-1 A(b)		4.8110	05/19/33	403,366
182,257	HarborView Mortgage Loan Trust Series 2004-1 B1(b)		5.4670	04/19/34	122,348
664,950	HarborView Mortgage Loan Trust Series 2004-8 3A2(d)	TSFR1M + 0.914%	4.5910	11/19/34	570,861
60,723	HarborView Mortgage Loan Trust Series 2004-9 4A2(d)	TSFR1M + 0.894%	4.5710	12/19/34	52,811
3,111,704	HarborView Mortgage Loan Trust Series 2005-2 1A(d)	TSFR1M + 0.634%	1.1550	05/19/35	801,475
1,766,525	HarborView Mortgage Loan Trust Series 2005-16 4A1B(d)	12MTA + 2.000%	5.8590	01/19/37	1,409,995
278,300	Home Equity Asset Trust Series 2002-2 M2(d)	US0001M + 1.850%	5.6430	06/25/32	261,650
18,412	Home Equity Asset Trust Series 2002-2 B1(d)	TSFR1M + 2.714%	6.3930	06/25/32	38,617
358,059	Home Equity Asset Trust Series 5 B1(d)	TSFR1M + 4.364%	8.0430	05/25/33	400,961
160,222	Home Equity Asset Trust Series 2003-1 B2(d)	TSFR1M + 4.864%	8.5430	06/25/33	1,314,333
96,264	Home Equity Asset Trust Series 2003-8 B2(d)	TSFR1M + 3.364%	7.0430	04/25/34	149,284
3,094,192	Home Equity Asset Trust Series 2004-5 M6(d)	TSFR1M + 2.064%	5.7430	11/25/34	3,466,964
3,165,568	Home Equity Asset Trust Series 2007-3 M1(d)	TSFR1M + 0.639%	4.3180	08/25/37	4,136,595
374,271	Home Equity Mortgage Loan Asset-Backed Trust Series C AV(d)	TSFR1M + 0.364%	4.2740	12/25/31	364,868
196,929	Home Equity Mortgage Loan Asset-Backed Trust Series C MV1(d)	TSFR1M + 0.784%	4.2740	12/25/31	377,987
1,908,000	Home Equity Mortgage Loan Asset-Backed Trust Series A MF2(g)		6.0980	10/25/32	410,000
187,292	Home Equity Mortgage Loan Asset-Backed Trust Series 2002-B M1(d)	TSFR1M + 1.539%	5.2180	10/25/33	189,443
48,566	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-A M2(d)	TSFR1M + 2.139%	3.8810	07/25/34	47,188
151,148	Home Equity Mortgage Trust Series 2007-1 A1(d)	TSFR1M + 0.454%	4.1330	05/25/37	145,805
293,576	IMC Home Equity Loan Trust Series 1996-2 A7		7.9500	07/25/26	292,543
425,324	IMC Home Equity Loan Trust Series 1998-3 A7(g)		5.4320	08/20/29	419,405
33,540	IMC Home Equity Loan Trust Series 1998-5 A5(g)		5.2410	12/20/29	33,484
38,284	Impac CMB Trust Series 2004-10 3A2(d)	TSFR1M + 0.914%	4.5930	03/25/35	37,753
165,281	Impac CMB Trust Series 2005-4 2A1(d)	TSFR1M + 0.414%	4.3930	05/25/35	161,678
320,110	Impac CMB Trust Series 2005-4 2A2(d)	TSFR1M + 0.494%	4.5530	05/25/35	316,520
509,420	Impac CMB Trust Series 2005-4 2B1(d)	TSFR1M + 1.764%	6.2680	05/25/35	569,238
404,175	Impac CMB Trust Series 2005-6 1A1(d)	TSFR1M + 0.614%	4.2930	10/25/35	377,486
857,546	Impac CMB Trust Series 2005-7 A1(d)	TSFR1M + 0.634%	4.3130	11/25/35	786,741
119,067	Impac Secured Assets CMN Owner Trust Series 2003-3 M1(b)		5.2160	08/25/33	116,798
71,974	Impac Secured Assets CMN Owner Trust Series 2005-1 4A(b)		6.2040	07/25/35	69,579
416,565	Impac Secured Assets Trust Series 2006-3 A1(d)	TSFR1M + 0.454%	4.1330	11/25/36	385,927
88,688	IndyMac ARM Trust Series 2001-H1 1A(b)		5.8220	08/25/31	46,622

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
2,413,113	IndyMac INDA Mortgage Loan Trust Series 2005-AR2 3A1(b)		4.4410	01/25/36	$2,232,270
14,328	IndyMac INDA Mortgage Loan Trust Series 2005-AR2 2A1(b)		5.2480	01/25/36	13,526
58,157	IndyMac INDA Mortgage Loan Trust Series 2007-AR4 3A1(b)		4.4380	08/25/37	55,410
2,020,482	IndyMac INDX Mortgage Loan Trust Series 2004-AR3 AX2(b)		4.4030	07/25/34	1,852,668
940,912	IndyMac INDX Mortgage Loan Trust Series 2005-AR9 2A1(b)		4.4770	07/25/35	898,980
393,064	IndyMac INDX Mortgage Loan Trust Series 2006-AR25 2A1(b)		3.4520	09/25/36	363,264
260,827	Irwin Home Equity Loan Trust Series 2006-P1 1A(d),(e)	TSFR1M + 0.394%	4.0730	12/25/36	255,430
125,048	Irwin Home Equity Loan Trust Series 2006-P1 2A3(e),(g)		6.3000	06/25/37	124,785
589,831	Jefferies Resecuritization Trust Series 2009-R6 7A5(b),(e)		5.3730	08/26/35	561,597
263,300	Jefferies Resecuritization Trust Series 2009-R7 6A2(b),(e)		4.5030	10/21/35	268,193
242,583	JP Morgan Alternative Loan Trust Series 2005-S1 2A1		5.0000	12/25/35	147,677
445,805	JP Morgan Alternative Loan Trust Series A1 3A1(b)		4.1080	03/25/37	393,749
294,782	JP Morgan Mortgage Trust Series 2004-S2 2A13(d)	TSFR1M + 0.514%	4.1930	11/25/34	276,668
140,027	JP Morgan Mortgage Trust Series 2004-S2 4A5		6.0000	11/25/34	127,192
526,085	JP Morgan Mortgage Trust Series 2005-A4 B1(b)		5.5730	07/25/35	520,010
43,834	JP Morgan Mortgage Trust Series 2007-A2 3A1(b)		4.5750	04/25/37	36,220
60,604	JP Morgan Mortgage Trust Series 2007-S2 3A2		6.0000	06/25/37	59,156
43,418	JP Morgan Mortgage Trust Series 2007-S2 3A3		6.5000	06/25/37	43,084
1,064,191	JP Morgan Resecuritization Trust Series 2010-4 6A4(b),(e)		4.4720	10/26/36	988,371
1,262,351	Lehman A.B.S Manufactured Housing Contract Trust Series A C(c)		1.7570	06/15/33	1,220,822
127,895	Lehman A.B.S Manufactured Housing Contract Trust Series B M1(b)		6.6300	04/15/40	128,646
726,517	Lehman Mortgage Trust Series 2005-2 5A1(d)	TSFR1M + 1.014%	4.6930	12/25/35	376,565
529,802	Lehman Mortgage Trust Series 2005-2 AX(c)		5.5000	12/25/35	79,564
116,991	Lehman Mortgage Trust Series 2005-2 5A2(d)	-4.600(TSFR1M + 0.114%) + 28.060%	10.6120	12/25/35	97,646
1,366,467	Lehman Mortgage Trust Series 2007-5 8A1(d)	TSFR1M + 0.394%	1.4770	08/25/36	181,129
1,382,994	Lehman Mortgage Trust Series 2007-5 8A2(c),(d)	-(TSFR1M + 0.114%) + 7.720%	3.9270	08/25/36	172,426
98,064	Lehman Mortgage Trust Series 2007-3 2A1(h)		0.0000	03/25/37	68,967
230,755	Lehman Mortgage Trust Series 2007-10 2A2		1.3600	01/25/38	56,516
2,042,855	Lehman Structured Securities Corporation Series 1 A1(d),(e)	TSFR1M + 0.454%	4.1330	09/26/45	2,000,429
2,210,612	Lehman XS Trust Series 2005-4 1M1(d)	TSFR1M + 0.864%	4.5430	10/25/35	2,663,969
684,957	Lehman XS Trust Series 2005-5N 1A2(d)	TSFR1M + 0.474%	4.1530	11/25/35	690,751
1,001,547	Lehman XS Trust Series 2007-3 1AA1(d)	TSFR1M + 0.434%	4.1130	03/25/37	881,596
211,300	Lehman XS Trust Series 2007-6 3A5(g)		4.2080	05/25/37	196,476

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
1,913,359	Long Beach Mortgage Loan Trust Series 2002-1 M3(d)	TSFR1M + 3.864%	7.5430	05/25/32	$2,025,516
427,286	Long Beach Mortgage Loan Trust Series 2003-2 M3(d)	TSFR1M + 3.489%	7.1680	06/25/33	467,922
364,417	Long Beach Mortgage Loan Trust Series 2003-3 M3(d)	TSFR1M + 5.364%	9.0430	07/25/33	816,632
552,332	Long Beach Mortgage Loan Trust Series 2004-5 A6(d)	TSFR1M + 0.694%	4.3730	09/25/34	551,694
60,734	Long Beach Mortgage Loan Trust Series 2004-5 M6(d)	TSFR1M + 2.614%	6.2930	09/25/34	65,707
4,650,286	Long Beach Mortgage Loan Trust Series 2005-WL1 3M3(d)	TSFR1M + 1.089%	4.7680	06/25/45	4,818,555
13,857	Luminent Mortgage Trust Series 2006-7 2A1(d)	TSFR1M + 0.454%	4.1330	12/25/36	12,401
143,156	Luminent Mortgage Trust Series 2006-7 1A1(d)	TSFR1M + 0.474%	4.1530	12/25/36	140,935
821,124	Luminent Mortgage Trust Series 2007-2 2A1(d)	TSFR1M + 0.574%	4.2530	05/25/37	758,260
78,254	MAFI II REMIC Trust Series 1999-A B1(b),(e)		8.0000	03/20/30	76,064
240,710	MASTR Adjustable Rate Mortgages Trust Series 2004-11 B1(d)	TSFR1M + 2.364%	6.0430	11/25/34	239,534
2,399,841	MASTR Adjustable Rate Mortgages Trust Series 2004-14 B2(d)	TSFR1M + 3.514%	7.1930	01/25/35	2,187,647
615,778	MASTR Adjustable Rate Mortgages Trust Series 2005-2 3A1(b)		4.2060	03/25/35	551,659
1,795,988	MASTR Adjustable Rate Mortgages Trust Series 2005-6 3A2(b)		1.6690	07/25/35	579,995
1,022,715	MASTR Adjustable Rate Mortgages Trust Series 2005-6 3A1(b)		1.6690	07/25/35	339,339
1,527,666	MASTR Adjustable Rate Mortgages Trust Series 2005-6 6A1(b)		3.5850	07/25/35	1,446,725
2,827,972	MASTR Adjustable Rate Mortgages Trust Series 2007-1 2A1(b)		2.7350	11/25/36	1,408,410
3,157,360	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 1A1(d)	12MTA + 0.800%	4.6590	12/25/46	2,449,659
273,216	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 2A1(d)	12MTA + 0.800%	4.6590	12/25/46	246,822
266,151	MASTR Adjustable Rate Mortgages Trust Series 2007-3 22A5(d)	TSFR1M + 0.794%	4.4730	05/25/47	223,473
9,571	MASTR Alternative Loan Trust Series 2004-10 4A1		6.0000	09/25/34	9,087
531,346	MASTR Alternative Loan Trust Series 2004-13 9A2		1.7420	01/25/35	256,603
87,557	MASTR Alternative Loan Trust Series 2005-6 3A1		5.5000	12/25/35	75,623
580,290	Mastr Asset Backed Securities Trust Series 2005-NC1 M1(d)	TSFR1M + 0.834%	4.5130	12/25/34	548,677
2,184,142	Mastr Asset Backed Securities Trust Series 2005-WF1 M9(d)	TSFR1M + 2.649%	6.3280	06/25/35	2,392,804
1,638,777	Mastr Asset Backed Securities Trust Series 2007-NCW A1(d),(e)	TSFR1M + 0.414%	4.0930	05/25/37	1,485,758
139,674	MASTR Asset Backed Securities Trust Series 2003-NC1 M4(d)	TSFR1M + 5.364%	4.5370	04/25/33	147,209
1,114,083	MASTR Asset Backed Securities Trust Series 2004-OPT1 M1(d)	TSFR1M + 0.894%	4.5730	02/25/34	1,191,783
315,027	MASTR Asset Securitization Trust Series 2002-NC1 M3(d)	TSFR1M + 3.264%	6.9430	10/25/32	304,270
23,075	MASTR Asset Securitization Trust Series 2003-11 6A16		5.2500	12/25/33	22,890
71,037	MASTR Asset Securitization Trust Series 2004-9 3A7		5.2500	07/25/34	68,780
70,782	MASTR Asset Securitization Trust Series 2004-11 5A5		5.7500	12/25/34	60,865
729,602	MASTR Asset Securitization Trust Series 2004-11 5A4		5.7500	12/25/34	630,721
1,149,230	MASTR Reperforming Loan Trust Series 2005-1 1A4(e)		7.5000	08/25/34	817,873

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
36,085	MASTR Seasoned Securitization Trust Series 2003-1 3A2(d)	TSFR1M + 0.514%	4.1930	02/25/33	$35,165
45,725	Mellon Residential Funding Corporation Mortgage Pass Through Trust Series 1999-TBC3 B4(b),(e)		4.3870	10/20/29	44,491
30,245	Mellon Residential Funding Corporation Mortgage Pass Through Trust Series 1999-TBC3 B5(b),(e)		4.3900	10/20/29	22,706
979,579	MERIT Securities Corporation Series 11PA B3(d),(e)	SOFRRATE + 2.364%	7.2100	09/28/32	928,390
106,843	Merrill Lynch Alternative Note Asset Trust Series 2007-AF1 1AF2		5.7500	05/25/37	101,990
1,707,452	Merrill Lynch Mortgage Investors Trust Series 2003-WMC2 B1(d)	TSFR1M + 4.389%	8.0680	02/25/34	1,373,218
5,653,362	Merrill Lynch Mortgage Investors Trust Series 2005-A3 M2(d)	US0001M + 0.975%	4.7680	04/25/35	5,715,806
265,042	Merrill Lynch Mortgage Investors Trust Series WMC5 M1(d)	TSFR1M + 1.044%	4.7230	07/25/35	267,341
927,752	Merrill Lynch Mortgage Investors Trust Series 2005-NC1 B3(d)	TSFR1M + 3.189%	6.8680	10/25/35	879,920
152,645	Merrill Lynch Mortgage Investors Trust Series 2006-AF1 PO(h)		0.0000	08/25/36	—
1,040,997	Merrill Lynch Mortgage Investors Trust Series 2006-FF1 B3(d),(e)	TSFR1M + 1.239%	4.9180	08/25/36	1,443,767
17,782	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-D B1(d)	TSFR1M + 1.059%	4.7380	08/25/28	15,713
17,958	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-D B2(d)	TSFR1M + 2.364%	6.0430	08/25/28	13,374
39,549	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-F B1(d)	TSFR1M + 1.014%	4.6930	10/25/28	37,329
87,772	Merrill Lynch Mortgage Investors Trust MLCC Series 2007-2 1A(b)		6.1630	06/25/37	87,287
67,134	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2 2M1(b)		6.0660	03/25/33	58,779
243,682	Merrill Lynch Mortgage Investors Trust MLMI Series A1 M2(b)		5.8810	12/25/34	228,392
1,009,244	Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A7 2A1(b)		4.8460	09/25/35	791,772
514,684	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2003-NC8 B2(d)	TSFR1M + 5.739%	9.4180	09/25/33	534,785
560,292	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2003-NC10 B3(d)	TSFR1M + 5.739%	9.4180	10/25/33	1,583,087
342,459	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2004-HE1(d)	TSFR1M + 0.854%	4.5330	01/25/34	346,745
504,312	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2004-NC4 M1(d)	TSFR1M + 0.924%	4.6030	04/25/34	520,595
710,403	Morgan Stanley A.B.S Capital I, Inc. Trust Series SD2 B1(d)	TSFR1M + 4.164%	7.8430	04/25/34	809,354
157,137	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2004-SD3 B1(d),(e)	TSFR1M + 3.339%	7.0180	06/25/34	189,355
496,880	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2004-HE8 M2(d)	TSFR1M + 1.134%	4.8130	09/25/34	540,751
219,322	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2005-WMC2 M3(d)	TSFR1M + 0.819%	4.4980	02/25/35	218,715
1,635,383	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2007-NC4 A2D(d)	TSFR1M + 0.364%	4.0430	05/25/37	1,398,110
37,983	Morgan Stanley Dean Witter Capital I, Inc. Trust Series AM1 M2(d)	TSFR1M + 2.589%	6.2680	01/25/32	306,868
22,796	Morgan Stanley Dean Witter Capital I, Inc. Trust Series NC4 M2(d)	TSFR1M + 2.589%	6.2680	01/25/32	79,066
100	Morgan Stanley Dean Witter Capital I, Inc. Trust Series HE1 B1(d)	US0001M + 1.800%	6.4900	07/25/32	341,754
112,718	Morgan Stanley Dean Witter Capital I, Inc. Trust Series NC1 M3(d)	TSFR1M + 3.264%	6.9430	11/25/32	240,695
1,642,789	Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-NC2 B1(d)	TSFR1M + 5.739%	9.4180	02/25/33	1,771,821
4,148	Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2002-AM3 B2(d)	TSFR1M + 5.739%	11.0640	02/25/33	568,693

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
71,577	Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1 A1(b)		4.9370	03/25/33	$64,368
175,318	Morgan Stanley Mortgage Loan Trust Series 2005-4 1A		5.0000	08/25/35	167,050
440,000	Morgan Stanley Mortgage Loan Trust Series 2005-5AR 1M6(d)	TSFR1M + 1.239%	4.9180	09/25/35	440,653
694,426	Morgan Stanley Mortgage Loan Trust Series 2005-10 4A1		5.5000	12/25/35	372,597
67,345	Morgan Stanley Mortgage Loan Trust Series 2006-2 1A		5.2500	12/25/52	61,113
11,202	Morgan Stanley Re-REMIC Trust Series 2010-R7 3B(e)		5.5000	11/26/34	10,225
2,517,511	Morgan Stanley Re-REMIC Trust Series 2011-R1 1B(b),(e)		5.9420	02/26/37	3,143,360
461,372	Morgan Stanley Resecuritization Trust Series 2015-R7 1BXA(b),(e)		7.0600	02/26/29	415,156
995,874	Morgan Stanley Resecuritization Trust Series 2014-R4 4B2(b),(e)		5.2810	11/21/35	892,736
12,632,317	Mortgage Loan Resecuritization Trust Series 2009-RS1 B15(d),(e)	SOFRRATE + 0.454%	4.1220	04/16/36	10,082,532
2,090,857	MortgageIT Mortgage Loan Trust Series 2006-1 1A2(d)	TSFR1M + 0.514%	4.1930	04/25/36	1,533,128
185,009	MortgageIT Trust Series 2004-1 B2(d)	TSFR1M + 3.339%	7.0180	11/25/34	179,974
338,798,775	MortgageIT Trust Series 2005-2(f)		0.0000	05/25/35	3,099,999
59,640	MortgageIT Trust Series 2005-3(d)	TSFR1M + 2.664%	6.3430	08/25/35	69,811
187,725	MortgageIT Trust Series 2005-3 B3(d)	TSFR1M + 3.864%	7.5430	08/25/35	276,682
3,407,867	MortgageIT Trust Series 2005-4 M3(d),(f)	US0001M + 0.855%	0.0000	10/25/35	980,000
713,260	MortgageIT Trust Series 2005-5 M2(d)	TSFR1M + 0.969%	4.6480	12/25/35	2,072,696
176,847	New Century Home Equity Loan Trust Series 2003-3 M3(d)	TSFR1M + 3.684%	7.3630	07/25/33	397,886
65,037	New Century Home Equity Loan Trust Series 2003-A M1(d),(e)	TSFR1M + 1.239%	3.6620	10/25/33	91,030
990	New Century Home Equity Loan Trust Series 2003-5 AI7(b)		4.8430	11/25/33	986
796,520	New Century Home Equity Loan Trust Series 2003-6 M1(d)	TSFR1M + 1.194%	4.8730	01/25/34	810,507
906	New Century Home Equity Loan Trust Series 2004-2 M2(d)	TSFR1M + 1.044%	4.7230	08/25/34	2,257
223,055	New Century Home Equity Loan Trust Series 2005-B M1(d)	TSFR1M + 0.834%	4.5130	10/25/35	222,304
9,713,445	New Residential Mortgage Loan Trust Series 2019-5A B4IA(b),(c),(e)		0.5000	08/25/59	147,264
13,651,749	New Residential Mortgage Loan Trust Series 2019-5A B5IB(b),(c),(e)		0.7500	08/25/59	306,928
5,712	Nomura Asset Acceptance Corporation Alternative Loan Series 2004-AP1 A5(g)		5.8030	03/25/34	5,672
1,929,675	Nomura Asset Acceptance Corporation Alternative Loan Series 2004-AR2 M2(d)	TSFR1M + 1.814%	5.4930	10/25/34	2,060,786
1,502,055	Nomura Asset Acceptance Corporation Alternative Loan Series 2006-AF1 2A(b)		4.8870	06/25/36	1,057,980
564,685	Nomura Asset Acceptance Corporation Alternative Loan Series AF2 2A(b)		4.0510	08/25/36	555,573
522,290	Nomura Asset Acceptance Corporation Alternative Loan Series AF2 4A(b)		5.5620	08/25/36	506,012

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
7,055,317	Nomura Asset Acceptance Corporation Alternative Loan Series 2007-3 A1(d)	US0001M + 0.260%	4.0530	07/25/37	$6,501,322
3,540,716	Nomura Asset Acceptance Corporation Alternative Loan Series 3 A2(d)	TSFR1M + 0.514%	4.1930	07/25/37	3,257,884
2,846,326	Nomura Asset Acceptance Corporation Alternative Loan Series 3 A4(d)	TSFR1M + 0.574%	4.2530	07/25/37	2,627,658
4,569,042	Nomura Asset Acceptance Corporation Alternative Loan Series 3 A3(d)	TSFR1M + 0.754%	4.4330	07/25/37	4,217,190
182,230	Nomura Asset Acceptance Corporation Alternative Loan Series 1 1A6(g)		6.3200	03/25/47	170,800
1,214,567	Nomura Asset Acceptance Corporation Alternative Loan Series 2007-1 1A3(g)		6.4570	03/25/47	1,138,248
464,636	NovaStar Mortgage Funding Trust Series 2003-2 M2(d)	TSFR1M + 2.889%	6.5680	09/25/33	470,276
479,535	NovaStar Mortgage Funding Trust Series 2006-MTA1 2A1A(d)	TSFR1M + 0.494%	0.4270	09/25/46	448,101
605	Oakwood Mortgage Investors, Inc. Series 1996-B B1(b),(e)		8.4500	10/15/26	603
35,800	Oakwood Mortgage Investors, Inc. Series C B1(e)		7.9600	04/15/27	35,611
102,277	Oakwood Mortgage Investors, Inc. Series 1997-A B1		7.4500	05/15/27	98,403
1,279	Oakwood Mortgage Investors, Inc. Series 1997-B B1		7.7500	08/15/27	1,244
308,712	Oakwood Mortgage Investors, Inc. Series C B1(b)		7.4500	11/15/27	309,364
446,774	Oakwood Mortgage Investors, Inc. Series 1997-D B1(b)		7.3250	02/15/28	449,460
531,583	Oakwood Mortgage Investors, Inc. Series B M2(b)		7.0250	05/15/28	542,775
387,701	Oakwood Mortgage Investors, Inc. Series 1998-D M1(e)		7.4150	01/15/29	389,245
1,052,213	Oakwood Mortgage Investors, Inc. Series 2000-C M1		8.4900	10/15/30	1,022,607
1,620,054	Oakwood Mortgage Investors, Inc. Series 2001-D A2(b)		2.8920	08/15/31	477,022
607,683	Oakwood Mortgage Investors, Inc. Series E A4		6.8100	12/15/31	608,771
2,998,130	Oakwood Mortgage Investors, Inc. Series 2002-A M1(b)		7.7600	03/15/32	3,038,331
785,841	Opteum Mortgage Acceptance Corporation Asset Backed Series 1 M9(d)	TSFR1M + 2.889%	6.5680	02/25/35	946,301
178,972	Option One Mortgage Loan Trust Series 2004-1 M4(d)	TSFR1M + 2.589%	6.2680	01/25/34	152,482
139,759	Option One Mortgage Loan Trust Series 2004-2 M5(d)	TSFR1M + 3.114%	6.7930	05/25/34	137,688
788,718	Option One Mortgage Loan Trust Series 2007-FXD1 1A1(g)		5.8660	01/25/37	675,984
144,123	Option One Mortgage Loan Trust Series 2007-FXD2 2A6(g)		5.6800	03/25/37	124,556
350,992	Option One Mortgage Loan Trust Series 2007-FXD2 2A5(g)		6.1020	03/25/37	303,345
567,391	Option One Woodbridge Loan Trust Series 2004-1 M(d),(e)	TSFR1M + 1.614%	5.2930	02/25/34	560,228
335,120	Origen Manufactured Housing Contract Trust Series 2007-A A2(b)		5.0720	04/15/37	308,135
2,001,918	Origen Manufactured Housing Contract Trust Series 2006-A A2(b)		3.9080	10/15/37	1,786,711
4,537,217	Ownit Mortgage Loan Trust Series 2005-4 M1(d)	TSFR1M + 0.939%	4.6180	08/25/36	4,157,646
1,579,714	Park Place Securities, Inc. Asset-Backed Series WHQ1 M5(d)	TSFR1M + 1.239%	4.9180	03/25/35	1,567,058
828,569	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series WCW3 M2(d)	TSFR1M + 0.849%	4.5280	08/25/35	838,808

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
234,030	PHHMC Series Trust Series 2005-4 A8(b)		5.8350	07/18/35	$228,929
184,914	PHHMC Series Trust Series 2006-4 B1(b)		6.3050	12/18/36	184,566
39,592	Popular A.B.S, Inc. Series 1 A2(g)		7.4800	11/25/29	37,605
57,413	Popular A.B.S, Inc. Series 1998-1 A1(g)		7.2000	12/25/29	54,259
55,542	Prime Mortgage Trust Series 2004-1 1A6		5.2500	08/25/34	54,906
1,402,110	Prime Mortgage Trust Series 2006-DR1 2A1(e)		5.5000	05/25/35	1,299,731
348,661	Prime Mortgage Trust Series 2006-DR1 2A2(e)		6.0000	05/25/35	295,403
415,644	Provident Bank Home Equity Loan Trust Series 1984-4 A6		6.6900	01/25/30	404,705
329,000	Provident Bank Home Equity Loan Trust Series 1998-4 A9(d)	TSFR1M + 3.614%	7.2930	01/25/30	314,585
1,895,555	Provident Bank Home Equity Loan Trust Series 1999-3 A1(d)	TSFR1M + 0.824%	4.1480	01/25/31	1,680,351
975,407	Provident Bank Home Equity Loan Trust Series 1999-3 A3(d)	TSFR1M + 0.894%	4.1830	01/25/31	910,713
452,456	Provident Bank Home Equity Loan Trust Series 1999-3 A2(d)	TSFR1M + 0.954%	4.2130	01/25/31	405,538
544,669	Provident Bank Home Equity Loan Trust Series 2004-2 A1(d)	TSFR1M + 0.654%	4.3330	08/25/31	479,592
1,073,927	Provident Home Equity Loan Trust Series 2000-1 A2(d)	TSFR1M + 0.634%	4.3130	03/25/30	940,219
1,139,962	Provident Home Equity Loan Trust Series 2000-2 A2(d)	TSFR1M + 0.654%	4.3330	08/25/31	995,815
290,265	Quest Trust Series 2003-X3 M3(d),(e)	TSFR1M + 4.989%	8.6680	02/25/34	422,897
7,229,467	RAAC Series Trust Series 2005-SP3 SB(f)		0.0000	12/25/35	5,969,819
1,585,846	RAAC Series Trust Series 2006-SP4 M4(d)	TSFR1M + 2.514%	6.1930	11/25/36	1,585,743
1,754,998	RAAC Series Trust Series 2006-SP1 M2(d)	TSFR1M + 0.939%	4.6180	09/25/45	1,356,798
2,990,686	RAAC Series Trust Series 2006-RP1 M3(d),(e)	TSFR1M + 2.889%	5.6430	10/25/45	2,983,453
2,759,324	RAAC Series Trust Series 2006-RP1 M4(d),(e)	TSFR1M + 2.927%	5.6680	10/25/45	2,804,313
4,000,000	RAAC Series Trust Series 2006-RP4 M2(d)	TSFR1M + 1.614%	5.2930	01/25/46	4,024,342
182,733	RALI Series Trust Series 2004-QA4 NB21(b)		5.3570	09/25/34	177,629
295,980	RALI Series Trust Series 2004-QA4 NB1(b)		5.5640	09/25/34	264,579
306,620	RALI Series Trust Series 2004-QA6 NB2(b)		4.3230	12/26/34	295,825
706,360	RALI Series Trust Series 2004-QA6 NB4(b)		4.5540	12/26/34	632,181
1,754,350	RALI Series Trust Series 2005-QA2 A1I(b)		1.3880	02/25/35	564,538
160,120	RALI Series Trust Series 2005-QA2 NB2(b)		4.6780	02/25/35	143,302
1,487,396	RALI Series Trust Series 2005-QA2 A1II(b)		4.6860	02/25/35	804,281
159,775	RALI Series Trust Series 2005-QA3 NB4(b),(f)		0.0000	03/25/35	21,740
55,226	RALI Series Trust Series 2005-QA3 NB1(b)		3.6740	03/25/35	30,685
669,522	RALI Series Trust Series 2005-QA6 NB23(b)		2.1420	05/25/35	308,623
15,146	RALI Series Trust Series 2005-QA8 NB2(b)		5.0100	07/25/35	14,532
2,604,597	RALI Series Trust Series 2005-QA9 NB21(b)		1.6110	08/25/35	887,308

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
986,832	RALI Series Trust Series 2005-QA9 CB3(b)		4.6110	08/25/35	$899,942
4,957,942	RALI Series Trust Series 2005-QA11 3A1(b)		1.6420	10/25/35	1,659,828
860,791	RALI Series Trust Series 2005-QA12 CB3(b)		5.0850	12/25/35	792,602
113,738	RALI Series Trust Series 2005-QA12 NB2(b)		6.3890	12/25/35	111,480
90,033	RALI Series Trust Series 2006-QA2 3A1(b)		6.1550	02/25/36	75,400
7,124,498	RALI Series Trust Series 2006-QS11 2A1		1.8340	08/25/36	2,377,667
246,915	RALI Series Trust Series 2007-QS4 1A4		6.2500	03/25/37	195,167
2,279,746	RALI Series Trust Series 2007-QO1 A1(d)	TSFR1M + 0.414%	4.0930	02/25/47	2,121,994
3,539,086	RALI Series Trust Series QO4 A1A(d)	TSFR1M + 0.494%	4.1730	05/25/47	3,335,361
477,762	RAMP Series Trust Series 2003-SL1 A41		2.3900	04/25/31	164,458
354,681	RAMP Series Trust Series 2005-SL2 A5(f)		0.0000	10/25/31	124,913
179,562	RAMP Series Trust Series 2004-SL1 A8		6.5000	11/25/31	158,894
315,627	RAMP Series Trust Series 2004-SL3 A4		3.8340	12/25/31	138,612
354,122	RAMP Series Trust Series 2005-SL1 A3		0.9240	05/25/32	45,813
541,838	RAMP Series Trust Series 2005-SL1 A7		8.0000	05/25/32	342,861
230,059	RAMP Series Trust Series 2004-SL4 A5		1.6300	07/25/32	60,332
650,166	RAMP Series Trust Series 2003-RS7 MII2(d)	TSFR1M + 1.914%	4.9880	08/25/33	631,514
357,703	RAMP Series Trust Series 2003-RS10 MII2(d)	TSFR1M + 1.814%	5.2670	11/25/33	353,751
1,605,567	RAMP Series Trust Series 2004-RS7 A3(b)		5.4510	07/25/34	1,430,293
155,093	RAMP Series Trust Series 2006-RS6 A4(d)	TSFR1M + 0.654%	4.3330	11/25/36	127,752
2,524,319	RASC Series Trust Series 2004-KS11 M2(d)	SOFRRATE + 1.614%	5.2880	12/25/34	2,760,219
1,939,068	RBSGC Mortgage Loan Trust Series 2005-A 4A		6.0000	04/25/35	1,685,692
420,856	RBSGC Mortgage Loan Trust Series 2007-A 1A1		6.0000	01/25/37	370,861
1,275,235	RBSSP Resecuritization Trust Series 2009-6 8A3(b),(e)		4.0440	08/26/35	325,787
288,139	RBSSP Resecuritization Trust Series 2010-1 3A2(b),(e)		5.6980	08/26/35	287,732
67,659	Renaissance Home Equity Loan Trust Series 2002-4 B(g)		3.8800	03/25/33	47,752
51,607	Renaissance Home Equity Loan Trust Series 2004-3 AF6(g)		5.3240	11/25/34	48,938
11,868	Renaissance Home Equity Loan Trust Series 2005-4 A4(g)		5.8250	02/25/36	11,785
40,583	Reperforming Loan REMIC Trust Series 2004-R1 2A(e)		6.5000	11/25/34	39,873
132,529	Reperforming Loan REMIC Trust Series 2004-R1 3A(e)		7.5000	11/25/34	135,586
223,348	Reperforming Loan REMIC Trust Series 2006-R2 AF1(d),(e)	TSFR1M + 0.534%	4.2130	07/25/36	211,534
539,090	Resecuritization Pass-Through Trust Series 2005-8R A5		6.0000	10/25/34	536,975
137,356	Residential Asset Securitization Trust Series 2000-A6 B2		8.0000	10/25/30	77,621
122,676	Residential Asset Securitization Trust Series 2004-A2 2A1(d)	TSFR1M + 0.664%	4.3430	05/25/34	119,311

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
1,296,053	Residential Asset Securitization Trust Series 2004-A7 A6		5.5000	10/25/34	$1,279,427
226,790	Residential Asset Securitization Trust Series 2006-A3CB PO(h)		0.0000	01/25/46	2
164,309	Residential Asset Securitization Trust Series 2006-A3CB AX(b),(c)		6.0000	01/25/46	29,775
490,600	RFMSI Series Trust Series 2005-SA1 2A(b)		4.0900	03/25/35	450,506
149,890	RFMSI Series Trust Series 2005-SA3 3A(b)		5.3730	08/25/35	131,441
556,582	RFMSI Series Trust Series 2005-SA5 2A(b)		5.0470	11/25/35	496,635
97,393	RFMSI Series Trust Series 2006-SA1 2A1(b)		5.9410	02/25/36	90,359
53,114	RFMSI Series Trust Series 2006-SA3 3A1(b)		5.5120	09/25/36	46,908
956,455	RFMSI Series Trust Series 2007-S9 1A1		2.2540	10/25/37	425,179
815,351	RFSC Series Trust Series 2002-RP2 A1(d),(e)	TSFR1M + 1.614%	5.2930	10/25/32	795,140
265,117	RFSC Trust Series 2002-RP1 A1(d),(e)	TSFR1M + 0.974%	4.6530	03/25/33	262,347
28,799	SACO I Trust Series 2005-WM2 M1(d)	TSFR1M + 0.939%	4.6180	07/25/35	33,395
14,147	SACO I Trust Series 2007-2 A1(d)	TSFR1M + 0.434%	4.1130	02/25/37	14,587
479,379	Sail Net Interest Margin Notes Series BC1A B(e),(h)		0.0000	01/27/33	420,704
576,011	Sail Net Interest Margin Notes Series 2003-6A A(e)		7.0000	07/27/33	1,864,773
1,881,001	SASCO ARC NIM Series 2003-5(e)		6.0000	06/27/33	1,874,396
180,319	SASCO Mortgage Loan Trust Series 2004-GEL3 M2(d)	TSFR1M + 2.514%	4.9310	08/25/34	181,715
983,041	Sasco Net Interest Margin Trust Series BC2 C(d),(e)	TSFR1M + 3.114%	6.7910	02/27/33	1,015,434
760,508	Saxon Asset Sec Trust Mortgage Loan Asset Backed Certificates Series 1999-5 BF(b)		9.3000	08/25/28	725,396
258,802	Securitized Asset Backed Receivables, LLC Trust Series DO1 M2(d)	TSFR1M + 2.064%	5.7430	07/25/34	326,252
284,320	Securitized Asset Backed Receivables, LLC Trust Series OP2 A2(d)	TSFR1M + 0.814%	4.4930	08/25/34	277,823
17,922	Sequoia Mortgage Trust Series 2003-4 2B2(b)		5.1300	07/20/33	16,913
7,682	Sequoia Mortgage Trust Series 2003-4 2B5(b)		5.1350	07/20/33	3,868
27,172	Sequoia Mortgage Trust Series 2003-4 2B3(b)		5.8355	07/20/33	27,025
77,628	Sequoia Mortgage Trust Series 2004-1 B1(d)	TSFR1M + 0.939%	4.6150	02/20/34	61,731
222,370,620	SHARPS OTC Series 2002-AQ1N(f)		0.0000	04/25/31	2,199,999
24,040	Soundview Home Loan Trust Series 2004-1 M2(d)	TSFR1M + 1.134%	4.8130	07/25/34	22,602
142,932	Soundview Home Loan Trust Series 2004-1 M7(d)	TSFR1M + 3.039%	6.7180	07/25/34	123,761
930,065	Soundview Home Loan Trust Series 2004-1 M9(d)	TSFR1M + 4.989%	8.6680	07/25/34	771,595
26,550,811	Soundview Home Loan Trust Series 2007-OPT4 X1(b),(c)		0.3220	09/25/37	623,396
1,237,189	Structured Adjustable Rate Mortgage Loan Trust Series 2005-14 A1(d)	TSFR1M + 0.424%	4.1030	07/25/35	709,531
115,678	Structured Adjustable Rate Mortgage Loan Trust Series 2007-3 2A1(b)		3.8390	04/25/47	109,942
260,149	Structured Asset Investment Loan Trust Series 2003-BC2 M1(d)	TSFR1M + 1.494%	5.1730	04/25/33	268,901
260,717	Structured Asset Investment Loan Trust Series 2003-BC10 M2(d)	TSFR1M + 2.889%	6.5680	10/25/33	312,465

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
2,398,064	Structured Asset Investment Loan Trust Series 2003-BC10 M3(d)	TSFR1M + 3.414%	7.0930	10/25/33	$2,704,760
312,722	Structured Asset Investment Loan Trust Series 2003-BC10 M4(d)	TSFR1M + 4.614%	8.2930	10/25/33	591,134
3,538,247	Structured Asset Investment Loan Trust Series BC12 2A(d)	TSFR1M + 0.834%	4.5130	11/25/33	3,536,787
215,154	Structured Asset Investment Loan Trust Series 2004-8 A1(d)	TSFR1M + 0.664%	4.3430	09/25/34	206,171
719,323	Structured Asset Investment Loan Trust Series 2004-8 A6(d)	TSFR1M + 0.914%	4.5930	09/25/34	705,085
289,677	Structured Asset Investment Loan Trust Series 2004-8 A9(d)	TSFR1M + 1.114%	4.7930	09/25/34	300,062
141,760	Structured Asset Mortgage Investments II Trust Series 2004-AR5 2A3(b)		4.7990	10/19/34	133,333
141,630	Structured Asset Mortgage Investments II Trust Series 2004-AR6 A1B(d)	TSFR1M + 0.514%	4.1910	02/19/35	144,593
1,059,259	Structured Asset Mortgage Investments II Trust Series 2006-AR3 21A1(d)	TSFR1M + 0.514%	4.1930	02/25/36	883,610
4,212,945	Structured Asset Mortgage Investments II Trust Series 2006-AR3 24A1(b)		1.0360	05/25/36	760,579
103,231	Structured Asset Mortgage Investments II Trust Series 2006-AR3 22A1(b)		2.5500	05/25/36	43,076
45,703	Structured Asset Mortgage Investments II Trust Series 2007-AR2 1A1(d)	TSFR1M + 0.414%	4.0930	02/25/37	44,652
580,542	Structured Asset Mortgage Investments II Trust Series 2007-AR2 2A1(d)	TSFR1M + 0.374%	1.6560	03/25/37	225,703
399,192	Structured Asset Mortgage Investments II Trust Series AR6 1A2(d)	TSFR1M + 0.834%	4.5130	09/25/45	365,893
1,257,347	Structured Asset Mortgage Investments II Trust Series 2006-AR5 3A1(d)	TSFR1M + 0.534%	2.3750	05/25/46	566,568
941,657	Structured Asset Mortgage Investments II Trust Series 2006-AR5 2A1(d)	TSFR1M + 0.534%	4.2130	05/25/46	666,889
177,674	Structured Asset Mortgage Investments Trust Series 2002-AR5 A2(d)	TSFR1M + 1.314%	4.9910	05/19/33	165,781
4,705,022	Structured Asset Securities Corporation Series 2005-WF1 X(f)		0.0000	02/25/35	3,649,215
49,477	Structured Asset Securities Corporation Assistance Loan Series AL2 B1(e)		3.3560	01/25/31	43,031
106,375	Structured Asset Securities Corporation Mortgage Series 2003-39EX M3(g)		4.0590	08/25/33	127,884
863,000	Structured Asset Securities Corporation Mortgage(g)		3.5300	05/25/34	993,503
305,236	Structured Asset Securities Corporation Mortgage Series 2004-11XS 1A5A(g)		4.7400	06/25/34	303,259
779,818	Structured Asset Securities Corporation Mortgage Certificates Series 2003-31A B1(b)		5.7060	10/25/33	719,542
157,113	Structured Asset Securities Corporation Mortgage Loan Series WF2 B2(d),(e)	TSFR1M + 3.864%	7.5430	05/25/35	164,571
110,268	Structured Asset Securities Corporation Mortgage Loan Series RF3 2A(b),(e)		5.6440	10/25/36	104,203
11,942	Structured Asset Securities Corporation Mortgage Pass Series 2001-SB1 A2		3.3750	08/25/31	11,901

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
441,438	Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 1998-6 B2(f)		0.0000	07/25/28	$379,235
1,005,352	Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2003-40A B1(d)		5.4230	01/25/34	794,195
2,674,618	TBW Mortgage-Backed Pass-Through Certificates Series 1 1A1(f)		0.0000	04/25/36	689,715
508,696	TBW Mortgage-Backed Pass-Through Certificates Series 2006-1 2A1		6.5000	04/25/36	327,290
483,804	TBW Mortgage-Backed Trust Series 2006-2 1A3		1.2460	07/25/36	142,193
234,777	Terwin Mortgage Trust Series 2004-1HE M1(d),(e)	TSFR1M + 1.239%	4.9180	02/25/34	222,811
283,826	Terwin Mortgage Trust Series 2004-1HE M2(d),(e)	TSFR1M + 2.589%	6.2680	02/25/34	224,546
365,051	Terwin Mortgage Trust Series TMTS 2003-2HE(d)	TSFR1M + 1.014%	4.6930	07/25/34	415,968
2,346,558	Terwin Mortgage Trust Series 2004-21HE 2M3(d),(e)	TSFR1M + 2.739%	6.4180	12/25/34	2,349,509
372,885	Terwin Mortgage Trust Series TMTS 2004-3HE B2(d),(e)	TSFR1M + 2.964%	6.6430	03/25/35	439,987
3,050,000	Terwin Mortgage Trust Series 2006-8 1A2(b),(e)		0.1020	08/25/37	1,414,971
107,030	Terwin Mortgage Trust Series 2006-17HE A2B1(d),(e)	TSFR1M + 0.514%	4.1930	01/25/38	163,953
2,862,430	Truman Capital Mortgage Loan Trust Series 2002-2 M2(d),(e)	TSFR1M + 4.764%	8.4430	11/25/32	2,524,504
369,226	Truman Capital Mortgage Loan Trust Series 2006-1 M1(d),(e)	TSFR1M + 0.834%	4.5130	03/25/36	347,742
174,658	Truman Capital Mortgage Loan Trust Series 1 M1(d),(e)	TSFR1M + 1.464%	5.1430	03/25/37	205,637
575,750	UCFC Home Equity Loan Trust Series 1998-D BV1(d)	TSFR1M + 3.364%	7.0370	12/15/28	735,200
48,290	UCFC Manufactured Housing Contract Series 3 M		7.1150	01/15/29	48,060
573,841	UCFC Manufactured Housing Contract Series 1998-3 M1		6.5060	01/15/30	571,764
1,532,092	Voyager CNTYW Delaware Trust Series 2009-1 5AT3(b),(e)		4.0270	02/16/36	1,469,729
669,991	Voyager CNTYW Delaware Trust Series 2009-1 5AU0(b),(e)		4.0270	02/16/36	629,777
495,978	Voyager CNTYW Delaware Trust Series 2009-1 5AX4(b),(c),(e)		4.1270	02/16/36	466,253
4,064,764	Voyager CNTYW Delaware Trust Series 2009-1 5DS2(b),(e)		3.9870	05/16/36	3,919,954
828,002	Voyager IDYMC Delaware Trust Series 1 UAA3(d),(e)	TSFR1M + 0.284%	3.9630	09/26/36	803,781
2,276,021	Voyager OPTONE Delaware Trust Series 2009-1 SAA7(b),(c),(e)		2.4100	02/25/38	481,321
395,895	Wachovia Mortgage Loan Trust, LLC Series 2005-A 2A1(b)		3.7130	08/20/35	367,911
28,545	Wachovia Mortgage Loan Trust, LLC Series 2006-A 1A1(b)		2.8570	05/20/36	27,114
63,664	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B1(b)		5.7600	12/19/39	58,606
21,713	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B4(b),(e)		5.7600	12/19/39	19,481
16,291	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B5(b),(e)		5.7600	12/19/39	14,474
15,203	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B6(b),(e)		5.7600	12/19/39	11,560
76,012	WaMu Mortgage Pass-Through Certificates Series 2002-AR13 M1(b)		6.4950	10/25/32	73,595

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
297,185	WaMu Mortgage Pass-Through Certificates Series 2002-AR19 B1(b)		5.2280	02/25/33	$284,097
1,014,935	WaMu Mortgage Pass-Through Certificates Series 2003-S4 CB2(b)		3.5200	06/25/33	450,406
136,603	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 1B2(b)		5.3850	09/25/33	109,018
137,618	WaMu Mortgage Pass-Through Certificates Series AR9 1B1(b)		5.3850	09/25/33	126,533
497,553	WaMu Mortgage Pass-Through Certificates Series 2003-S13 CB1(b)		5.9790	01/25/34	480,913
32,036	WaMu Mortgage Pass-Through Certificates Series AR16 2A2(b)		4.5370	12/25/35	29,542
30,335	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 3A1(b)		3.7070	10/25/36	26,957
158,554	WaMu Mortgage Pass-Through Certificates Series 2001-AR3 B1(b)		3.3550	11/25/41	143,480
46,591	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B4(d),(e)	12MTA + 1.400%	5.2590	06/25/42	39,371
59,140	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B3(d)	12MTA + 1.400%	5.2590	06/25/42	53,441
57,336	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B2(d)	12MTA + 1.400%	5.2590	06/25/42	52,637
114,415	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B1(d)	12MTA + 1.400%	5.2590	06/25/42	105,869
28,992	WaMu Mortgage Pass-Through Certificates Series 2002-AR9 1B1(d)	12MTA + 1.400%	5.2590	08/25/42	28,131
4,855	WaMu Mortgage Pass-Through Certificates Series 2002-AR9 1B3(d)	12MTA + 1.400%	5.2590	08/25/42	2,831
1,020,704	WaMu Mortgage Pass-Through Certificates Series AR9 A1A(d)	TSFR1M + 0.754%	4.4330	07/25/45	1,001,394
3,510,111	Washington Mutual Asset-Backed Certificates Series 2006-HE5 1A(d)	TSFR1M + 0.424%	4.1030	10/25/36	2,705,895
1,156,792	Washington Mutual Mortgage Pass-Through Series 2005-1 7A1		5.5000	03/25/35	1,005,009
306,641	Washington Mutual Mortgage Pass-Through Series 9 5A4(d)	TSFR1M + 35.094%	8.1180	11/25/35	282,087
1,573,536	Washington Mutual Mortgage Pass-Through Series 2006-AR1 A1A(d)	TSFR1M + 0.614%	4.2930	02/25/36	1,345,944
411,323	Washington Mutual Mortgage Pass-Through Series 2006-2 1A4(d)	US0001M + 0.700%	4.4930	03/25/36	378,129
2,229,158	Washington Mutual Mortgage Pass-Through Series 2006-2 3CB		6.0000	03/25/36	1,753,839
546,019	Washington Mutual Mortgage Pass-Through Series 2 1A1		6.0000	03/25/36	539,175
388,410	Washington Mutual Mortgage Pass-Through Series 2006-AR5 3A(d)	12MTA + 0.940%	4.7990	07/25/46	241,787
767,669	Washington Mutual Mortgage Pass-Through Series 2006-AR6 2A(d)	12MTA + 0.960%	4.8190	08/25/46	448,542
13,679	Washington Mutual MSC Mortgage Pass-Through Series 2002-S4 B5(e)		6.5000	10/19/29	13,376
13,679	Washington Mutual MSC Mortgage Pass-Through Series 2002-S4 B4(e)		6.5000	10/19/29	13,371
19,657	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR1 2A(b)		4.3590	02/25/33	19,331
360,822	Washington Mutual MSC Mortgage Pass-Through Series AR1 B2(b)		4.9580	02/25/33	317,781
257,131	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS2 CB4(b),(e)		5.7600	02/25/33	—
29,682	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS7 B1		5.7500	03/25/33	29,461
37,889	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS3 CB3(b)		5.7500	03/25/33	35,201
501,435	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR2 M(b)		4.5660	05/25/33	494,220

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
379,858	Washington Mutual MSC Mortgage Pass-Through Series 2004-RA2 CB1(b)		7.0000	07/25/33	$312,134
6,138	Wells Fargo Home Equity Asset-Backed Securities Series 2004-2 AI9(b)		4.9800	04/25/34	6,301
1,143,544	Wells Fargo Home Equity Asset-Backed Securities Series 2W AI8I		4.9000	09/25/34	1,138,441
454,682	Wells Fargo Home Equity Asset-Backed Securities Series 2 M7(d)	TSFR1M + 4.614%	8.2930	10/25/34	480,102
693,175	Wells Fargo Home Equity Asset-Backed Securities Series 2005-1 M9(d)	TSFR1M + 2.664%	6.3430	04/25/35	709,415
110,858	Wells Fargo Home Equity Asset-Backed Securities Series 2005-1 M10(d)	US0001M + 3.750%	7.5430	04/25/35	115,216
273,067	Wells Fargo Home Equity Asset-Backed Securities Series 3 M7(d)	TSFR1M + 1.839%	5.5180	11/25/35	273,058
20,304	Wells Fargo Mortgage Backed Securities Series 2003-I B2(b)		6.3390	09/25/33	19,375
19,699	Wells Fargo Mortgage Backed Securities Series 2004-K 1A3(b)		6.4890	07/25/34	20,163
					566,574,454
	STUDENT LOANS — 0.1%
1,233,416	National Collegiate Trust Series 2007-A B(d),(e)	US0001M + 0.450%	4.2380	11/25/34	1,152,546

	TOTAL ASSET BACKED SECURITIES (Cost $1,028,642,187)				1,037,070,347

	CORPORATE BONDS — 14.8%
	INSURANCE — 12.7%
8,499,683	Ambac Assurance Corporation		5.1000	06/07/60	11,311,607
93,645,891	Ambac Assurance Corporation(e)		5.1000	06/07/69	124,626,471
10,652,561	MBIA Global Funding, LLC(a),(e),(h)		0.0000	12/15/31	5,301,950
64,989,938	MBIA Global Funding, LLC(a),(h)		0.0000	12/15/33	24,836,681
					166,076,709
	REAL ESTATE OWNERS & DEVELOPERS — 0.4%
3,500,000	Brixmor, LLC		7.6500	11/02/26	3,476,373
1,630,000	Brixmor, LLC		6.9000	02/15/28	1,620,160
					5,096,533
	SPECIALTY FINANCE — 1.7%
10,000,000	Argos Private Investments, LLC		8.0000	12/31/27	10,000,000
16,578,291	MSP Deer Finance Syndicated Loan		17.0000	04/09/26	4,144,573
1,973,172	PDOF MSN Issuer, LLC(d),(e)	SOFRRATE + 4.500%	8.1300	03/15/27	1,955,189
783,631	US Capital Funding II Ltd.(a),(d),(e)	TSFR3M + 1.912%	5.5750	08/01/34	716,415

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 14.8% (Continued)
	SPECIALTY FINANCE — 1.7% (Continued)
4,000,000	X-Caliber Funding, LLC(e)	5.0000	10/15/26	$3,793,716
1,275,000	X-Caliber Funding, LLC(e)	11.0000	10/15/26	1,183,747
				21,793,640
	TOTAL CORPORATE BONDS (Cost $214,443,763)			192,966,882

	TERM LOANS — 0.1%
	PROFESSIONAL SERVICES — 0.1%
1,699,467	Farrel & Fuller Delayed Draw Term Loan	18.0000	03/13/29	1,712,213

	TOTAL TERM LOANS (Cost $1,699,467)			1,712,213

Shares
	SHORT-TERM INVESTMENTS — 5.0%
	MONEY MARKET FUNDS - 5.0%
65,349,277	First American Treasury Obligations Fund, Class X, 3.58% (Cost $65,349,277)(i)			65,349,277

	TOTAL INVESTMENTS - 100.3% (Cost $1,319,687,569)			$1,306,311,719
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%			(3,579,840)
	NET ASSETS - 100.0%			$1,302,731,879

LLC	- Limited Liability Company

LTD	- Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	1 Month Secured Overnight Financing Rate

TSFR3M	3 Month Secured Overnight Financing Rate

TSFR12M	12 Month Secured Overnight Financing Rate

US0001M	ICE LIBOR USD 1 Month

(a)	Illiquid security. The total fair value of these securities as of March 31, 2026 was $69,808,591, representing 5.40% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Interest only securities.

(d)	Variable rate security; the rate shown represents the rate on March 31, 2026.

(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026 the total market value of 144A securities is $611,557,944 or 46.9% of net assets.

(f)	Non-income producing security.

(g)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at March 31, 2026.

(h)	Zero coupon bond.

(i)	Rate disclosed is the seven day effective yield as of March 31, 2026.

RATIONAL/RGN HEDGED EQUITY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 81.5%
	EQUITY - 81.5%
11,435	State Street SPDR S&P 500 ETF Trust			$7,436,638
12,200	Vanguard S&P 500 ETF			7,290,110
				14,726,748

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,950,009)			14,726,748

	SHORT-TERM INVESTMENTS — 2.8%
	MONEY MARKET FUNDS - 2.8%
499,221	First American Treasury Obligations Fund, Class X, 3.58% (Cost $499,221)(a),(c)			499,221

	TOTAL INVESTMENTS - 84.3% (Cost $14,449,230)			$15,225,969
	OTHER ASSETS IN EXCESS OF LIABILITIES - 15.7%			2,836,398
	NET ASSETS - 100.0%			$18,062,367

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
3	CBOT 10 Year US Treasury Note Future	06/22/2026	$333,141	$422
1	CBOT Corn Future(c)	05/15/2026	22,888	(162)
3	CBOT Soybean Future(c)	05/15/2026	175,650	437
19	CBOT Soybean Oil Future(c)	05/15/2026	785,232	38,347
3	CBOT US Treasure Bond Future	06/22/2026	341,625	1,188
1	CBOT Wheat Future(c)	05/15/2026	30,813	363
9	CME Australian Dollar Currency Future	06/16/2026	619,425	(5,779)
2	CME British Pound Currency Future	06/16/2026	165,325	(239)
3	CME E-Mini NASDAQ 100 Index Future	06/22/2026	1,434,900	12,875
3	CME E-Mini Russell 2000 Index Future	06/22/2026	376,830	5,605
21	CME E-Mini Standard & Poor’s 500 Index Future	06/22/2026	6,899,287	92,000
7	CME Euro Foreign Exchange Currency Future	06/16/2026	1,013,731	1,669
6	CME Mexican Peso Currency Future	06/16/2026	166,080	(440)
4	CME Micro Bitcoin Future(c)	04/27/2026	27,214	178
1	Euro-BTP Italian Bond Future	06/09/2026	134,397	1,554
1	HKG Hang Seng China Enterprises Index Future	04/30/2026	53,291	109
2	HKG Hang Seng Index Future	04/30/2026	315,713	3,215
6	ICE US MSCI Emerging Markets EM Index Future	06/22/2026	436,380	(90)
1	Micro E-Mini S&P 500 Future	06/19/2026	32,854	(655)
1	NYBOT CSC Number 11 World Sugar Future(c)	05/01/2026	17,382	89
1	NYBOT CTN Number 2 Cotton Future(c)	05/07/2026	35,000	(615)
6	NYMEX Henry Hub Natural Gas Future(c)	04/29/2026	173,040	(3,720)
2	NYMEX Light Sweet Crude Oil Future(c)	04/22/2026	202,760	(6,080)

RATIONAL/RGN HEDGED EQUITY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
4	NYMEX NY Harbor ULSD Future(c)	05/01/2026	$691,118	$87,962
5	NYMEX Reformulated Gasoline Blendstock for Oxygen Blending Future(c)	05/01/2026	672,819	30,921
1	SGX Nikkei 225 Stock Index Future	06/12/2026	161,707	(961)
6	Three-Month SOFR Future	12/20/2028	1,447,950	(188)
3	Ultra 10-Year US Treasury Note Future	06/22/2026	340,547	109
1	Ultra U.S. Treasury Bond Future	06/22/2026	116,563	625
	TOTAL LONG FUTURES CONTRACTS			$258,739

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
18	CBOT 2 Year US Treasury Note Future	07/01/2026	$3,734,016	$(5,687)
3	CBOT 5 Year US Treasury Note Future	07/01/2026	324,539	(352)
7	CME Canadian Dollar Currency Future	06/17/2026	504,000	5,290
1	CME Japanese Yen Currency Future	06/16/2026	79,175	(113)
1	CME Yen Denominated Nikkei 225 Index Future	06/12/2026	167,204	(173)
1	COMEX Copper Future(c)	05/28/2026	140,350	(2,537)
3	E-Mini Dow Jones Industrial Average Index Future	06/22/2026	698,730	(10,605)
14	Eurex 10 Year Euro BUND Future	06/09/2026	2,028,964	(1,074)
41	Eurex 2 Year Euro SCHATZ Future	06/09/2026	5,011,270	(1,957)
2	Eurex 30 Year Euro BUXL Future	06/09/2026	254,877	(1,156)
17	Eurex 5 Year Euro BOBL Future	06/09/2026	2,268,042	(1,693)
3	Eurex EURO STOXX 50 Future	06/22/2026	190,534	(208)
5	French Government Bond Future	06/09/2026	685,911	(1,514)
2	FTSE 100 Index Future	06/22/2026	269,979	549
1	Long Gilt Future	06/29/2026	116,195	(436)
12	SGX FTSE China A50 Futures Contract	04/30/2026	174,432	544
	TOTAL SHORT FUTURES CONTRACTS			$(21,122)

	TOTAL FUTURES CONTRACTS			$237,617

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the RRDEF Fund Ltd.